UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 94.6%
Alabama – 2.0%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	14.638%	11/03/16	$ 1,256,250
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
2,500,000	5.750	10/01/30	2,928,650
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,816,472
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	594,050
100,000	5.000	11/15/21	103,356
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
350,000	5.000	10/01/44	381,881
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/21	1,119,820
1,000,000	6.000	10/01/42	1,112,130
1,000,000	6.500	10/01/53	1,143,710

			10,456,319

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
5,150,000	0.981	01/01/37	4,635,978
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,577,696

			7,213,674

Arkansas – 0.6%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/Baa1)
770,000	3.000	02/01/18	799,106
1,845,000	3.000	02/01/19	1,912,343
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
505,000	5.500	07/01/23	540,355

			3,251,804

California – 21.3%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)(e)
4,000,000	5.500	04/01/18	4,593,800
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,760,300
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(e)
1,000,000	6.500	10/01/18	1,202,820

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2009 (A+/Aa3)
$5,000,000	5.250%	10/01/25	$ 5,846,900
5,000,000	6.500	04/01/33	6,107,050
2,750,000	6.000	04/01/38	3,264,167
California State Various Purpose GO Bonds Series 2010 (A+/Aa3)
1,250,000	6.000	03/01/33	1,546,787
1,500,000	5.500	03/01/40	1,724,070
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A+/NR)
1,435,000	5.750	08/15/38	1,604,387
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,407,060
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,045
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
3,500,000	0.000	06/01/34	1,613,815
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	359,867
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)(e)
6,000,000	5.000	08/01/17	6,659,100
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	541,565
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(f)
18,000,000	0.000	06/01/47	1,335,960
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(f)
19,500,000	0.000	06/01/47	712,140
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)
5,000,000	5.250	08/01/39	5,918,900
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (A/A1)(d)
2,100,000	0.375	07/01/27	1,999,697
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(f)
2,000,000	0.000	08/01/37	748,900
4,500,000	0.000	08/01/38	1,598,445
4,500,000	0.000	08/01/39	1,522,440
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(f)
1,205,000	0.000	08/01/26	792,047
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,369,938

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
$3,500,000	6.125%	11/01/29	$ 4,493,860
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(g)
5,000,000	0.000	08/01/35	3,970,400
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,214,817
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
2,500,000	6.750	11/01/39	2,674,050
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(g)
6,450,000	0.000	08/01/38	6,622,473
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(f)
2,150,000	0.000	08/01/31	1,053,822
4,150,000	0.000	08/01/32	1,925,144
3,500,000	0.000	08/01/33	1,517,880
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000	05/01/31	4,508,040
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
3,000,000	0.688	12/01/35	2,717,520
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,511,500
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,893,075
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(f)
5,000,000	0.000	07/01/39	1,815,700
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/28	2,378,600
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (AA-/A3)(f)
1,605,000	0.000	01/15/26	1,081,626
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
5,000,000	0.896	05/15/43	4,120,900
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (AA-/A3)
725,000	5.250	09/01/19	731,721
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(f)
1,175,000	0.000	08/01/25	810,891

			110,287,219

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – 2.8%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
$800,000	5.000%	03/01/25	$ 804,784
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,183,523
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,889,200
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(d)
5,000,000	1.258	12/01/33	4,479,400
E-470 Public Highway Authority RB Series 2010 A(f) (BBB/Baa2)
6,000,000	0.000	09/01/40	1,964,580

			14,321,487

District of Columbia – 1.4%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
230,000	6.250	05/15/24	231,578
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,211,340
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)(e)
5,000,000	6.000	10/01/18	5,902,350

			7,345,268

Florida – 8.3%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,095,000	5.000	05/01/19	1,172,055
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,085,000	5.750	05/01/35	2,088,211
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,041,718
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
865,000	5.375	05/01/36	872,352
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (BBB+/NR)
390,000	5.000	05/01/21	391,416
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (AA-/A3)
125,000	4.750	10/01/36	130,197
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,177,230
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
2,000,000	5.000	10/01/21	2,359,740
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (AA-/A3)
2,755,000	5.375	05/01/22	2,844,317

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
$1,670,000	5.750%	05/01/35	$ 1,671,737
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	300,468
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,165,000	5.875	05/01/35	2,208,343
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	805,800
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
855,000	6.000	05/01/35	856,129
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A2)
1,200,000	6.000	02/01/30	1,426,212
1,500,000	6.000	02/01/31	1,775,370
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A3)(b)
5,000,000	5.000	03/01/30	5,538,950
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (AA-/NR)
575,000	5.250	10/01/16	619,125
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,390,000
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,370,911
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(e)
710,000	7.125	11/01/16	748,638
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
870,000	5.500	05/01/36	871,305
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
585,000	5.450	05/01/36	590,107
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)
2,000,000	6.500	11/15/39	2,405,400
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (AA-/A3)
1,140,000	4.500	05/01/18	1,200,238
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
850,000	5.350	05/01/35	850,638
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/30	507,685
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,685,000	5.250	05/01/37	1,727,732

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
$985,000	5.600%	05/01/36	$ 985,926

			42,927,950

Georgia – 1.2%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/Aa3)
1,250,000	5.000	01/01/27	1,464,025
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa3)
4,075,000	5.250	07/01/36	4,699,208

			6,163,233

Guam – 0.5%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
850,000	5.625	12/01/29	951,413
750,000	5.750	12/01/34	843,728
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
325,000	5.000	10/01/39	372,128
250,000	5.000	10/01/44	286,478

			2,453,747

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/37	1,164,170

Illinois – 7.0%
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,000,000	5.500	01/01/29	2,328,040
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	491,440
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/20	1,272,063
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	392,507
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (A-/NR)
400,000	5.050	08/01/29	412,708
Illinois GO Bonds Series 2003 (NATL-RE) (AA-/A2)
975,000	5.000	06/01/19	978,110
Illinois GO Bonds Series 2012 (A-/A3)
2,445,000	5.000	03/01/19	2,713,168
Illinois GO Bonds Series 2013 (A-/A3)
5,500,000	5.250	07/01/28	6,171,330
5,120,000	5.500	07/01/38	5,695,283
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (AA-/A1)
4,020,000	5.250	02/01/22	4,349,158
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA/Aa2)
2,725,000	9.000	11/01/16	3,130,998

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
$1,125,000	6.000%	06/01/28	$ 1,321,672
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA/NR)
2,320,000	5.500	03/01/32	2,564,598
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(f)
6,450,000	0.000	12/01/25	4,183,728

			36,004,803

Indiana – 1.0%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/WR)(e)
2,000,000	5.250	08/01/16	2,149,300
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
205,000	30.046	11/01/27	299,470
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	690,406
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (AA-/A3)
650,000	5.850	04/01/19	749,704
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)(e)
1,400,000	5.250	08/01/16	1,505,658

			5,394,538

Iowa – 0.3%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
1,325,000	5.250	06/01/22	1,339,747

Kentucky – 0.8%
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(e)
3,750,000	6.125	02/01/18	4,343,100

Louisiana – 1.2%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa2)
2,560,000	4.750	03/01/19	2,576,307
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)
1,230,000	5.250	08/01/28	1,391,647
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)
1,350,000	6.000	01/01/23	1,568,281
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (BBB+/Baa1)
500,000	5.000	04/01/30	549,855

			6,086,090

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – 1.0%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
$1,001,000	6.500%	07/01/31	$ 1,003,252
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
210,000	5.600	07/01/20	210,185
555,000	5.700	07/01/29	555,300
Maryland State Health & Higher Educational Facilities Authority RB Refunding for MedStar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	501,405
750,000	5.500	08/15/33	752,055
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
500,000	5.625	12/01/16	519,845
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,633,500

			5,175,542

Massachusetts – 2.1%
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,943,250
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,405,000	6.350	01/01/30	1,520,491
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,216,450

			10,680,191

Michigan – 0.6%
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/35	442,292
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (AA-/A3)
650,000	5.000	07/01/36	710,554
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/32	362,118
250,000	5.000	07/01/33	277,915
Roseville School District GO Bonds Refunding (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/20	1,153,380

			2,946,259

Minnesota – 0.9%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,768,140

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
St. Paul Minnesota Housing & Redevelopment Authority RB for HealthPartners Obligated Group Project Series 2006 (A/A2)
$2,900,000	5.250%	05/15/36	$ 3,079,220

			4,847,360

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,224,352

Missouri – 0.3%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A3)
270,000	4.750	06/01/25	273,861
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,038,200

			1,312,061

Nevada – 0.4%
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
560,000	4.850	12/01/15	572,208
1,265,500	5.100	12/01/22	1,287,115

			1,859,323

New Hampshire – 0.2%
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)
1,250,000	5.200	05/01/27	1,310,613

New Jersey – 6.2%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA/A2)
15,000	6.000	12/15/34	17,480
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A2)(e)
985,000	6.000	12/15/18	1,170,249
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A2)
360,000	5.000	09/01/34	393,163
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A-/A2)
4,000,000	5.500	12/15/29	4,480,000
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	610,926
175,000	5.500	07/01/30	178,266
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
2,500,000	6.625	07/01/38	2,810,175

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/A2)
$2,720,000	6.125%	06/01/30	$ 2,914,398
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa3)
305,000	6.150	10/01/23	312,988
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (AA-/A3)(d)
6,300,000	0.149	01/01/30	5,793,481
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,840,064
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A-/A2)
5,260,000	5.500	06/15/41	5,900,563
Rutgers State University RB Refunding Series 2013 J (AA-/Aa3)
5,000,000	5.000	05/01/32	5,819,200

			32,240,953

New Mexico – 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
2,500,000	5.900	06/01/40	2,783,825
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,113,710

			3,897,535

New York – 3.6%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)
6,500,000	5.750	05/01/26	7,425,210
4,500,000	5.750	05/01/29	5,124,780
New York City GO Bonds Series 2006 A (AA/Aa2)
395,000	5.000	08/01/18	422,299
New York City GO Bonds Series 2006 A (NR/NR)(e)
5,000	5.000	08/01/16	5,356
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/48	999,990
New York State Energy Research & Development Authority RB for Consolidated Edison Company Subseries 2004 B1-1 (XLCA) (A-/A2)(d)
5,100,000	0.137	05/01/32	4,686,714

			18,664,349

North Carolina – 0.5%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,293,480
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA/A3)
430,000	6.000	01/01/19	456,449

			2,749,929

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – 0.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
$440,000	5.125%	06/01/24	$ 370,625

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
240,000	5.000	12/01/27	234,197
140,000	5.125	12/01/36	133,526

			367,723

Oregon – 0.8%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)
1,500,000	8.250	01/01/38	1,845,165
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,408,760

			4,253,925

Pennsylvania – 1.7%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (AA-/A3)
2,000,000	7.500	09/01/26	2,305,220
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A2)
2,500,000	4.000	10/01/23	2,700,550
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(d)
1,685,000	0.771	07/01/27	1,535,894
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)
1,720,000	5.500	12/01/29	2,079,136

			8,620,800

Puerto Rico – 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB-/Caa1)
3,635,000	6.125	07/01/24	2,721,016
2,000,000	6.000	07/01/38	1,443,200
2,500,000	6.000	07/01/44	1,769,250
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB-/Caa1)
1,050,000	5.750	07/01/37	747,999
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BB/B2)
3,000,000	6.500	07/01/37	2,245,020
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA-/A3)
2,000,000	6.000	07/01/27	2,066,460
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
2,700,000	0.691	07/01/29	2,095,200
Puerto Rico Electric Power Authority RB Series 2013 A (CCC/Caa3)
3,000,000	6.750	07/01/36	1,515,540

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (BBB-/B1)(g)
$13,000,000	0.000%	08/01/32	$ 9,887,150
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (BBB-/B1)
5,805,000	5.000	08/01/24	4,781,056
2,750,000	6.500	08/01/44	2,199,725

			31,471,616

South Carolina – 0.5%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa2)
2,500,000	5.000	08/01/30	2,501,575

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	554,545
300,000	5.250	07/01/38	326,541

			881,086

Tennessee – 1.5%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,863,910
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,835,702
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
1,000,000	4.850	06/01/25	1,013,300
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,204,034

			7,916,946

Texas – 12.5%
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A-/A3)
2,675,000	5.375	02/15/29	2,878,862
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,884,750
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	701,001
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,350,000
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(d)
4,150,000	0.336	07/01/32	3,902,556

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
$380,000	5.750%	05/15/37	$ 386,281
Lower Colorado River Authority RB Refunding Series 2008 (NR/NR)(e)
60,000	5.750	05/15/15	61,194
100,000	5.750	05/15/15	102,009
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
1,300,000	6.300	11/01/29	1,495,026
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/A3)(d)
2,500,000	5.200	05/01/30	2,662,975
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	152,409
235,000	5.625	02/15/35	237,790
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(g)
1,000,000	0.000	09/01/43	917,440
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,942,950
1,100,000	6.250	01/01/39	1,271,853
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,172,750
1,000,000	6.000	09/01/41	1,219,420
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(g)
6,000,000	0.000	01/01/43	7,473,300
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,495,050
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,000,000	5.500	02/01/29	1,091,280
1,670,000	5.500	02/01/31	1,815,975
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (MUN GOVT GTD) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,376,320
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,111,053
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA+/A3)(e)
3,615,000	5.250	02/01/16	3,808,330
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	427,737
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,726,390

			64,664,701

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
$1,570,000	5.900%	07/01/36	$ 1,583,062

Virginia – 0.4%
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	816,593
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,181,330

			1,997,923

Washington – 2.2%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(c)
700,000	13.949	01/01/23	1,083,215
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(c)
730,000	13.955	01/01/24	1,126,814
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (NR/A3)(e)
2,000,000	5.000	12/01/15	2,086,360
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,935,475
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA/Aa3)
250,000	6.000	08/15/39	296,230
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA/Aa3)
250,000	6.000	08/15/39	296,230
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
390,000	6.400	06/01/17	420,416
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,280,950

			11,525,690

West Virginia – 0.6%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,041,220
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,115,910

			3,157,130

Wisconsin – 0.8%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	391,234
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	103,180

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$1,750,000	5.250%	08/15/31	$ 1,835,837
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB/NR)
200,000	4.000	05/01/16	207,762
350,000	4.000	05/01/17	371,105
375,000	4.000	05/01/18	401,835
285,000	4.000	05/01/19	306,144
410,000	5.000	05/01/20	459,877

			4,076,974

TOTAL INVESTMENTS – 94.6%			$489,051,392

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.4%			28,079,176

NET ASSETS – 100.0%			$517,130,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,304,699, which represents approximately 1.8% of net assets as of December 31, 2014.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
CAL MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	0.807%	$(40,781)	$59,147
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	0.807	(40,781)	59,146

TOTAL						$(81,562)	$118,293

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$19,500	(a)	03/18/30	3 Month LIBOR	3.250%	$(1,546,828)	$(185,402)
	7,800	(a)	03/18/35	3 Month LIBOR	3.250	(690,185)	(47,296)
	2,400		12/17/44	3.500%	3 Month LIBOR	434,725	(23,452)
	18,400	(a)	03/18/45	3 Month LIBOR	3.500	(3,023,795)	9,072

TOTAL						$(4,826,083)	$(247,078)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$445,559,182

Gross unrealized gain	53,259,655
Gross unrealized loss	(9,767,445)

Net unrealized security gain	$43,492,210

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 97.3%
Alabama – 4.0%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$1,470,000	5.375%	12/01/16	$ 1,517,275
4,425,000	5.500	12/01/21	4,545,316
5,775,000	5.625	12/01/26	5,913,889
16,695,000	5.750	12/01/36	17,037,080
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
3,200,000	5.000	10/01/44	3,491,488
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/38	3,999,527
5,000,000	0.000	10/01/42	3,451,250
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
6,500,000	6.000	10/01/42	7,228,845
19,850,000	7.000	10/01/51	23,669,934
52,650,000	6.500	10/01/53	60,216,332

			131,070,936

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (B/B2)
7,720,000	5.000	06/01/46	5,983,309

Arizona – 1.9%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB+/Baa1)
4,500,000	4.500	03/01/30	4,805,865
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
25,000,000	0.981	01/01/37	22,504,750
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,355,363
1,325,000	6.250	12/01/46	1,434,259
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	10,310,784
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa2)
5,000,000	6.250	01/01/38	5,552,200
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB+/Baa1)
5,350,000	4.500	06/01/30	5,724,928
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (BBB+/Baa1)
3,390,000	4.000	09/01/29	3,531,193
University Medical Center Corp. RB Series 2009 (BBB/Baa2)
500,000	6.250	07/01/29	580,715
1,360,000	6.500	07/01/39	1,585,094
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB/Baa2)
3,500,000	6.000	07/01/39	4,139,590

			61,524,741

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – 13.4%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (AA-/Aa3)(c)
$1,600,000	0.000%	08/01/26	$ 1,114,496
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A1)(c)
1,210,000	0.000	08/01/36	468,270
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(c)
1,055,000	0.000	08/01/25	687,712
California County Tobacco Securitization Agency RB Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 A (B/B2)
15,885,000	5.450	06/01/28	15,442,920
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa1)
19,500,000	5.500	02/01/39	21,432,450
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(d)
2,000,000	5.000	07/01/37	2,167,280
14,680,000	5.000	11/21/45	15,749,144
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,126,760
11,850,000	5.500	11/01/38	12,452,691
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,978,387
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)
5,340,000	6.625	08/01/29	6,517,790
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B-/NR)(c)
35,000,000	0.000	06/01/46	1,683,500
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (AA-/A3)(c)
7,000,000	0.000	09/01/33	3,029,950
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	900,630
2,830,000	7.000	12/01/36	3,378,992
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	712,518
5,000,000	8.000	06/01/44	5,408,500
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	662,502
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	180,253
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (AA-/A3)(c)
1,305,000	0.000	08/01/27	768,254

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A/A3)(c)
$4,400,000	0.000%	08/01/32	$ 2,127,136
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(c)
4,180,000	0.000	04/01/29	2,297,035
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/A1)(c)
3,360,000	0.000	10/01/32	1,618,814
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,758,124
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	202,976
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
125,785,000	0.000	06/01/47	9,335,763
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(c)
307,000,000	0.000	06/01/47	11,211,640
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
13,205,000	4.500	06/01/27	12,459,578
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
17,650,000	5.750	06/01/47	14,528,598
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
5,000,000	5.300	06/01/37	4,074,350
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B-/NR)(c)
101,195,000	0.000	06/01/36	18,881,975
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B-/NR)(c)
211,235,000	0.000	06/01/47	8,487,422
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B-/NR)(c)
260,660,000	0.000	06/01/57	2,468,450
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	3,199,048
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	707,367
1,000,000	7.250	08/01/31	1,072,630
9,315,000	7.375	08/01/40	10,006,359
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
49,925,000	0.000	08/01/50	9,868,675

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
$1,625,000	6.750%	09/01/26	$ 1,898,130
1,500,000	7.000	09/01/31	1,773,930
875,000	7.250	09/01/38	1,046,946
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,750,000	0.000	08/01/35	1,588,463
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	11,172,563
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,708,500
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	12,839,600
13,500,000	6.500	11/01/39	18,282,375
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/30	5,664,050
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(c)
860,000	0.000	08/01/25	622,580
1,105,000	0.000	08/01/26	764,461
5,550,000	0.000	08/01/30	3,213,838
7,830,000	0.000	08/01/32	4,118,815
7,000,000	0.000	08/01/34	3,325,350
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
16,450,000	6.750	11/01/39	17,595,249
Palomar Pomerado Health COPS Series 2010 (BB+/Ba1)
7,000,000	6.000	11/01/41	7,323,960
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	11,037,455
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa2)(c)
1,805,000	0.000	08/01/25	1,282,453
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	250,948
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(c)
2,220,000	0.000	10/01/33	929,691
2,220,000	0.000	10/01/35	830,213
1,840,000	0.000	10/01/37	614,818
5,000,000	0.000	10/01/38	1,577,350
8,425,000	0.000	10/01/39	2,519,580
13,395,000	0.000	10/01/40	3,786,499
7,275,000	0.000	10/01/41	1,947,736
6,000,000	0.000	10/01/42	1,520,880
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,491,352
1,950,000	6.750	10/01/30	2,396,901
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/48	2,262,860

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (AA-/A2)(c)
$1,420,000	0.000%	08/01/25	$ 961,837
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa3)(c)
10,000,000	0.000	07/01/30	5,650,800
3,000,000	0.000	07/01/31	1,620,720
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	612,340
2,000,000	6.750	08/01/41	2,436,840
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB+/NR)
435,000	6.625	08/01/27	528,351
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)
750,000	6.250	08/01/28	860,933
555,000	6.375	08/01/29	638,766
305,000	6.500	08/01/31	351,244
1,000,000	6.625	08/01/39	1,155,070
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)
1,000,000	7.000	08/01/33	1,215,470
1,500,000	7.000	08/01/41	1,817,655
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (AA-/Aa2)(c)
1,580,000	0.000	08/01/24	1,199,504
1,595,000	0.000	08/01/25	1,160,698
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	2,115,760
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,198,760
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,169,100
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,224,200
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,192,270
2,000,000	7.000	08/01/41	2,383,340
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A-/A3)
2,000,000	6.250	10/01/40	2,361,240
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,244,640

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
$1,000,000	6.750%	08/01/31	$ 1,193,770
2,100,000	7.000	08/01/39	2,511,621
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	5,807,402
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
2,235,000	5.000	06/01/37	1,808,383
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,864,155
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(b)
10,000,000	0.896	05/15/43	8,241,800
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,276,730
5,000,000	7.500	09/01/42	6,438,200
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(c)
8,360,000	0.000	08/01/34	3,720,618
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/42	10,918,814

			434,437,516

Colorado – 2.4%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	9,313,808
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	3,512,845
3,500,000	5.000	12/01/33	3,708,250
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB-/NR)
3,000,000	5.750	12/01/36	3,311,820
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/A3)
3,000,000	5.625	06/01/43	3,392,880
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,441,651
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(b)
4,500,000	5.000	12/01/17	3,789,720
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
4,000,000	5.750	10/01/32	4,162,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(b)
$11,750,000	1.258%	12/01/33	$ 10,526,590
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (AA-/A3)(c)
3,000,000	0.000	09/01/39	924,090
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (AA-/A3)(c)
15,000,000	0.000	09/01/28	8,984,100
4,100,000	0.000	09/01/34	1,825,443
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (AA-/A3)(c)
1,715,000	0.000	09/01/28	877,720
E-470 Public Highway Authority RB Series 2010 A (BBB/Baa2)(c)
20,000,000	0.000	09/01/40	6,548,600
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	505,006
720,000	5.350	12/01/31	766,476
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/40	1,052,050
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(a)
1,725,000	0.000	12/01/40	1,148,436

			78,792,085

Connecticut – 0.0%
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	589,475

Delaware – 0.4%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,230,000	5.450	07/01/35	6,233,115
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/31	3,384,750
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,213,795

			11,831,660

District of Columbia – 2.1%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A3)(a)
25,000,000	0.000	10/01/41	29,370,750
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	39,505,935

			68,876,685

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – 16.0%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
$4,055,000	6.300%	05/01/35	$ 4,071,585
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,595,000	5.375	05/01/37	1,295,060
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
15,150,000	5.350	05/01/36	15,153,030
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
205,000	5.250	05/01/36	205,650
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
3,165,000	5.500	05/01/36	3,169,969
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)(a)
9,040,000	0.000	05/01/25	8,724,414
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)(a)
4,065,000	0.000	05/01/36	4,059,187
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)(a)
1,035,000	0.000	05/01/36	1,033,520
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/NR)
855,000	6.000	11/01/27	922,511
3,000,000	6.500	11/01/43	3,513,930
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	823,747
1,000,000	6.500	11/01/43	1,065,180
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)(e)
4,750,000	7.000	04/01/19	5,873,327
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
2,990,000	6.000	05/01/35	2,993,618
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
8,735,000	7.210	05/01/35	8,800,338
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba3)
2,000,000	7.500	11/01/20	2,028,460
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	204,760
210,000	3.750	11/01/21	211,501
215,000	3.875	11/01/22	218,075
25,000	4.000	11/01/23	25,541
1,705,000	4.500	11/01/31	1,743,328

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
$2,250,000	5.000%	05/01/26	$ 2,554,380
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
255,000	5.000	05/01/15	255,342
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(f)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,890,000	5.850	05/01/35	3,938,392
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,485,000	5.850	05/01/35	2,241,917
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(c)
5,775,000	0.000	05/01/17	4,898,239
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
165,000	8.375	05/01/17	171,433
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
215,000	8.375	05/01/17	223,383
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
39,420,000	5.500	05/01/37	39,419,606
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/A3)
28,000,000	6.000	08/15/36	32,462,080
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,270,000	6.375	11/01/26	1,418,298
3,250,000	7.000	11/01/45	3,641,430
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/34	1,519,930
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,410,000	5.250	11/01/36	11,667,295
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	645,930
5,820,000	5.250	04/01/42	6,280,420
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,278,529
5,000,000	5.000	11/15/36	5,043,900

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Greeneway Improvement District Special Assessment RB Series 2013 (NR/NR)(d)
$11,950,000	5.125%	05/01/43	$ 12,245,882
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,810,000	6.125	05/01/35	2,841,219
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,740,000	5.600	05/01/36	7,272,272
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,200,000	5.000	05/01/34	1,208,880
2,170,000	5.125	05/01/45	2,180,156
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
990,000	6.200	05/01/35	1,001,236
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	516,075
500,000	5.150	05/01/34	514,620
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
5,915,000	5.550	05/01/37	5,916,597
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,325,000	5.700	05/01/36	2,325,604
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,050,000	7.210	11/01/20	3,325,415
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
7,220,000	6.770	11/01/20	7,715,003
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,580,000	6.700	05/01/33	2,858,640
4,830,000	7.000	05/01/43	5,445,390
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
4,305,000	5.350	05/01/34	4,343,272
6,340,000	5.600	05/01/44	6,389,198
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,735,000	8.000	05/01/40	24,985,299
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+/NR)
17,960,000	5.125	11/15/36	18,483,175
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB+/NR)
2,600,000	6.500	11/15/31	2,988,024
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+/NR)
9,750,000	5.000	11/15/29	10,170,030
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
170,000	7.360	11/01/20	170,184
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,855,000	5.400	05/01/30	4,349,983

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(f)
$2,635,000	5.375%	05/01/30	$ 1,791,800
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,630,000	5.450	05/01/36	2,652,381
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(f)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
445,000	6.000	05/01/36	437,604
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
850,000	6.250	05/01/38	810,857
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
875,000	6.810	05/01/20	882,621
Meadow Pointe IV Community Development District RB for Capital Improvement Series A (NR/NR)(a)
645,000	0.000	05/01/35	582,512
Meadow Pointe IV Community Development District RB for Capital Improvement Series B (NR/NR)(a)
575,000	0.000	05/01/22	516,908
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(f)
1,075,000	5.250	05/01/15	11
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB+/NR)
1,240,000	5.100	05/01/31	1,295,006
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A3)(d)
17,760,000	5.000	03/01/30	19,674,350
Miami-Dade County Subordinate Special Obligation Capital Appreciation RB Bonds Series 2009 (A+/A2)(c)
1,030,000	0.000	10/01/34	442,241
4,050,000	0.000	10/01/41	1,172,637
5,315,000	0.000	10/01/46	1,175,944
Miami-Dade County Subordinate Special Obligation RB Series 2009 (A+/A2)(c)
1,900,000	0.000	10/01/42	519,555
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,465,000	5.000	05/01/29	3,784,854
3,300,000	5.000	05/01/37	3,483,546
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
750,000	5.250	11/01/35	777,915
1,250,000	5.625	11/01/45	1,303,037
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,045,000	5.750	05/01/38	2,052,607
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
2,455,000	5.000	05/01/15	2,449,574

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
New River Community Development District Special Assessment Series 2006 B (NR/NR)(f)
$3,260,000	5.000%	05/01/13	$ 33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,880,777
1,765,000	5.000	04/01/25	1,953,061
1,005,000	5.000	04/01/26	1,105,299
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,035,000	6.125	05/01/35	1,048,072
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,415,000	6.125	05/01/35	1,417,646
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
1,940,000	5.125	05/01/17	1,945,956
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
1,200,000	5.125	05/01/09	600,000
210,000	6.125	05/01/35	105,000
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
22,455,000	0.000	05/01/36	10,042,999
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,095,000	5.400	05/01/36	2,136,041
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(f)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(f)
2,600,000	5.000	02/01/11	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/33	2,874,592
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
8,410,000	7.200	05/01/22	8,432,455
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	3,269,000
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,235,000	5.450	05/01/36	5,220,237
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,670,000	5.500	05/01/15	1,669,666
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,691,640
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
420,000	7.500	05/01/16	421,235

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
$1,890,000	6.200%	11/01/40	$ 2,078,074
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,163,183
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,350,000	5.800	05/01/35	4,350,305
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,260,000	5.800	05/01/35	2,926,535
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,469,250
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)
5,835,000	6.500	11/15/39	7,017,755
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(f)
455,000	5.500	11/01/10	286,650
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,266,229
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/34	1,524,075
3,500,000	5.500	11/01/44	3,599,960
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,500,000	6.500	05/01/39	2,836,175
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (AA-/A3)
2,500,000	5.125	10/01/38	2,508,325
Sumter Landing Community Development District Recreational RB Subseries 2005 B (NR/NR)
7,355,000	5.700	10/01/38	7,360,884
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/34	1,427,814
2,365,000	6.000	11/01/44	2,574,019
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
500,000	5.750	11/01/27	505,380
2,000,000	6.250	11/01/44	2,015,800
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	513,585
750,000	6.125	05/01/42	782,445
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
650,000	6.000	11/01/27	714,155
2,050,000	6.500	11/01/43	2,261,089
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
925,000	6.375	11/01/27	995,143
2,300,000	7.125	11/01/44	2,502,101

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
$2,900,000	5.000%	05/01/32	$ 3,170,773
6,585,000	5.125	05/01/43	7,141,959
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
5,000,000	6.000	05/01/44	5,592,600
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,215,000	4.000	05/01/33	1,233,006
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,390,000	4.000	05/01/34	2,416,911
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
8,375,000	6.375	05/01/38	9,447,921
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,255,000	6.125	05/01/39	9,474,841
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,270,000	7.000	05/01/41	6,444,367
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,100,000	5.500	05/01/42	2,436,630
Villasol Community Development District RB Series 2003 A (NR/NR)
2,320,000	6.600	05/01/34	2,321,462
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,867
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(a)
840,000	0.000	05/01/39	637,384
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/35	1,232,845
2,000,000	5.500	11/01/45	1,999,820
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
500,000	5.375	05/01/35	504,495
3,060,000	5.625	05/01/45	3,087,142

			516,498,235

Georgia – 2.5%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
7,885,000	7.500	01/01/31	9,393,400
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB-/B1)
11,700,000	8.750	06/01/29	14,588,262
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (BB-/B1)
8,610,000	9.000	06/01/35	8,818,620
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,100,000	5.250	11/01/28	2,069,424
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,623,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(b)
$49,820,000	0.821%	10/01/33	$ 42,649,906

			80,142,812

Guam – 1.7%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,801,450
3,355,000	6.875	12/01/40	3,758,304
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
3,000,000	5.625	12/01/29	3,357,930
2,750,000	5.750	12/01/34	3,093,667
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/43	8,628,673
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,396,120
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
2,175,000	5.000	10/01/39	2,490,397
Guam Power Authority RB Series 2010 A (BBB/Baa3)
10,000,000	5.500	10/01/40	11,257,400
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Ba1)
9,785,000	5.625	07/01/40	11,033,175
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Ba1)
5,000,000	5.500	07/01/43	5,764,400

			54,581,516

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
15,285,000	5.250	09/01/37	15,454,969

Illinois – 6.6%
Chicago Illinois Board of Education GO Bonds Refunding for School Reform Series 1999 A (NATL-RE FGIC) (AA-/A3)
5,000,000	5.500	12/01/26	5,912,800
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/Baa1)
8,965,000	5.500	12/01/29	10,321,315
Chicago Illinois Board of Education GO Bonds Series 2011 A (A+/Baa1)
3,130,000	5.000	12/01/41	3,199,486
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
81,000	5.400	03/01/16	82,849
1,450,000	5.625	03/01/36	1,459,570
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
33,995,000	6.750	10/01/46	34,067,069
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,640,895
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,407,687

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
$4,500,000	5.250%	05/15/47	$ 4,622,220
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
17,875,000	6.000	05/15/39	20,615,595
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC-/B3)
14,000,000	6.500	10/15/40	15,142,820
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	5,250
3,225,000	5.000	06/01/24	1,128,750
8,000,000	5.375	06/01/35	2,800,000
Illinois GO Bonds Series 2012 (A-/A3)
750,000	5.000	03/01/37	794,783
Illinois GO Bonds Series 2013 (A-/A3)
3,050,000	5.500	07/01/38	3,392,698
Illinois GO Bonds Series 2014 (AGM) (AA/A3)
24,800,000	5.000	02/01/39	26,631,232
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,313,000	6.250	03/01/34	2,363,493
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(d)(g)
20,000,000	11.674	12/15/40	22,817,200
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(f)
4,567,000	6.000	03/01/36	2,968,550
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	894,172
1,010,000	4.750	10/01/32	1,044,956
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (BB+/NR)
19,200,000	7.125	11/01/43	23,286,336
5,000,000	7.625	11/01/48	6,110,300
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B1)
12,090,000	5.750	08/01/42	12,311,972
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
3,988,000	5.750	03/01/36	4,148,278

			212,170,276

Indiana – 1.4%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,369,458
1,500,000	5.000	10/01/32	1,485,960
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/WR)(e)
3,250,000	5.250	08/01/16	3,492,612
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/29	1,355,796
1,250,000	5.250	02/01/34	1,309,650
1,500,000	5.000	02/01/39	1,525,110

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (BB-/B1)
$400,000	5.750%	08/01/42	$ 407,344
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,196,980
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,304,300
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,612,938
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(d)(g)
1,195,000	30.046	11/01/27	1,745,692
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(f)
7,520,823	6.500	11/15/31	75,208
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/Caa1)
15,000,000	7.000	06/01/28	15,504,450
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(d)
2,000,000	5.500	09/01/27	2,080,300

			44,465,798

Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
2,550,000	5.250	06/01/26	2,552,933
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,397,425

			3,950,358

Kentucky – 1.0%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	9,229,280
9,000,000	6.500	03/01/45	10,366,110
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,199,162
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,807,500

			32,602,052

Louisiana – 1.2%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB+/Baa3)
5,000,000	6.500	11/01/35	6,004,700
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A-/A3)
20,015,000	6.000	10/01/44	23,248,023

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
$7,470,000	6.500%	01/01/40	$ 8,575,485

			37,828,208

Maryland – 1.6%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
400,000	5.000	09/01/16	423,980
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,364,000	6.250	09/01/33	4,413,444
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,409,000	6.500	07/01/31	2,414,420
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,542,000	7.000	07/01/33	3,553,051
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,556,641
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,279,870
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,959,969
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,550,550
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	10,176,400
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	8,050,549
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,250,129

			52,629,003

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(d)
2,250,000	6.500	11/15/43	2,462,018
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
2,950,000	8.000	10/01/29	3,114,816
5,110,000	8.000	10/01/39	5,395,905
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
12,500,000	5.750	07/01/39	13,844,250

			24,816,989

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – 2.5%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (B-/WR)
$7,095,000	5.000%	05/01/32	$ 7,021,566
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,175,710
3,000,000	6.000	05/01/21	3,647,310
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(b)
4,500,000	0.771	07/01/32	3,794,715
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/35	2,874,898
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/32	2,423,407
1,750,000	5.000	07/01/33	1,945,405
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(c)
196,775,000	0.000	06/01/52	3,400,272
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(c)
70,100,000	0.000	06/01/52	850,313
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa2)
4,000,000	5.375	06/01/26	4,209,720
9,835,000	5.500	06/01/35	10,289,082
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/Aaa)(e)
30,000,000	8.250	09/01/18	37,769,400

			82,401,798

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,710,475
3,750,000	6.000	06/15/39	4,062,825

			6,773,300

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
1,825,000	5.250	12/01/26	1,950,031

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	161,175
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	813,750
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A3)
1,000,000	5.000	06/01/35	1,013,650

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
$1,250,000	5.750%	04/01/27	$ 600,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	677,605

			3,266,180

Nevada – 0.6%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
475,000	2.000	06/01/15	476,444
480,000	3.000	06/01/16	487,939
745,000	3.000	06/01/17	759,565
740,000	4.000	06/01/18	772,286
810,000	4.000	06/01/19	840,108
685,000	4.000	06/01/20	710,598
885,000	4.000	06/01/21	907,098
475,000	5.000	06/01/22	515,931
425,000	5.000	06/01/23	462,655
200,000	4.250	06/01/24	206,670
305,000	5.000	06/01/24	333,094
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,720,000	4.800	03/01/15	1,719,243
1,970,000	4.900	03/01/17	1,960,386
2,435,000	5.000	03/01/20	2,402,274
2,455,000	5.100	03/01/21	2,419,231
1,270,000	5.100	03/01/22	1,241,666
3,460,000	5.125	03/01/25	3,274,786
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,305,000	5.000	09/01/25	1,346,656
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
55,000	5.100	12/01/22	55,939

			20,892,569

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,101,733
4,185,000	5.250	06/01/36	4,349,638

			5,451,371

New Jersey – 2.7%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,780,100
1,000,000	5.000	06/15/28	1,103,020
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,038,050
1,000,000	5.000	06/15/37	1,050,000
1,000,000	5.125	06/15/43	1,054,640
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,092,670

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A2)
$1,640,000	5.000%	09/01/34	$ 1,791,077
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B3)
7,500,000	5.500	04/01/28	7,522,575
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
8,500,000	5.250	09/15/29	8,984,500
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B/B3)
5,000,000	5.625	11/15/30	5,455,450
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B/B3)
5,000,000	5.625	11/15/30	5,455,450
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
32,380,000	6.625	07/01/38	36,397,387
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB/Baa3)
8,980,000	5.250	07/01/30	9,634,552
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/A3)
2,000,000	6.750	12/01/38	2,376,640
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
3,000,000	4.750	06/01/34	2,240,280

			87,976,391

New Mexico – 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB/Baa2)
6,925,000	4.875	04/01/33	7,083,998
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
14,000,000	5.900	06/01/40	15,589,420
New Mexico State Hospital Equipment Loan Council First Mortgage RB Refunding for Haverland Charter Lifestyle Group Series 2013 (BBB-/NR)
2,000,000	5.000	07/01/42	2,013,640

			24,687,058

New York – 0.8%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,665,600
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
1,890,000	5.125	06/01/46	1,501,681
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/48	2,027,380

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
$1,000,000	6.125%	01/01/29	$ 1,149,420
3,000,000	6.375	01/01/39	3,490,440
5,000,000	6.500	01/01/46	5,818,300
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa3)
1,565,000	5.750	06/15/35	1,682,375
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (BB/Ba2)
1,750,000	5.125	07/01/31	1,892,782
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,518,400

			24,746,378

North Carolina – 0.3%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,139,710
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,901,764
1,000,000	5.000	03/01/37	1,032,700
1,000,000	5.000	03/01/42	1,023,470
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	505,220
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,515,225

			9,118,089

Ohio – 6.7%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,560,980
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
23,500,000	5.125	06/01/24	19,794,755
50,985,000	5.875	06/01/30	42,389,439
44,050,000	6.500	06/01/47	38,569,739
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
16,600,000	6.250	06/01/37	14,094,396
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B3)
32,320,000	5.375	09/15/27	32,407,587
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
10,540,000	5.000	01/01/27	11,085,129
15,000,000	5.000	01/01/37	15,346,950

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
$2,000,000	5.000%	01/01/42	$ 2,078,700
1,610,000	5.000	01/01/46	1,665,674
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B1)
8,730,000	6.750	12/01/40	9,848,662
Middletown School District School Improvement GO Refunding Bonds Series 2007 (AGM) (NR/A2)
4,625,000	5.250	12/01/28	5,717,379
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	8,176,080
Ohio State Air Quality Development Authority RB Refunding for AK Steel Holding Corp. Project Series 2012 A (AMT) (B-/Caa1)
2,020,000	6.750	06/01/24	2,076,843
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa1)
7,250,000	5.650	03/01/33	7,252,320

			218,064,633

Oklahoma – 1.4%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
4,725,000	5.000	12/01/27	4,610,750
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
10,000,000	5.500	06/01/35	10,556,700
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,846,401
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	25,808,787
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,261,116
865,000	6.000	05/01/31	880,016

			46,963,770

Oregon – 0.1%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,792,750

Pennsylvania – 3.5%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,635,120
1,000,000	5.000	09/01/35	1,072,810
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
12,000,000	5.000	05/01/42	12,975,720
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	531,485
1,000,000	5.000	08/01/45	1,050,430
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,628,960

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
$1,000,000	5.000%	12/01/42	$ 1,076,980
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(b)
49,750,000	0.926	05/01/37	43,438,715
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,440,110
1,500,000	5.000	04/01/33	1,520,790
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
7,400,000	6.250	01/01/32	8,121,352
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B/NR)
2,460,000	8.000	05/01/29	2,914,141
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(b)
13,095,000	0.771	07/01/27	11,936,223
10,750,000	0.821	07/01/39	8,838,220
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,260,560
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (NR/NR)(f)
3,000,000	5.250	09/01/26	645,000
3,000,000	5.250	09/01/31	645,000
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba2)
5,000,000	6.250	07/01/23	5,412,700

			112,144,316

Puerto Rico – 7.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB-/Caa1)
56,440,000	6.000	07/01/38	40,727,104
38,845,000	6.000	07/01/44	27,490,606
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB-/Caa1)
115,000	4.500	07/01/27	77,114
370,000	5.000	07/01/30	256,632
5,115,000	5.125	07/01/37	3,422,805
51,335,000	5.250	07/01/42	35,110,573
3,470,000	6.000	07/01/47	2,427,682
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB/B2)
19,135,000	8.000	07/01/35	16,672,708
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (B/Caa1)
22,750,000	5.250	07/01/38	20,910,207
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (BB/B2)
4,000,000	5.250	07/01/32	2,844,320
4,000,000	5.250	07/01/37	2,828,600
Puerto Rico Convention Center District Authority Hotel Occupancy Tax RB Series A (CIFG) (BB/Caa1)
10,310,000	4.500	07/01/36	8,317,593

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2013 A (CCC/Caa3)
$5,440,000	7.000%	07/01/40	$ 2,748,070
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(b)
30,590,000	0.691	07/01/29	23,737,840
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (CCC/Caa3)
9,700,000	5.250	07/01/26	4,903,641
Puerto Rico Electric Power Authority RB Series 2008 WW (CCC/Caa3)
2,000,000	5.500	07/01/20	1,048,320
Puerto Rico Electric Power Authority RB Series 2010 XX (CCC/Caa3)
7,590,000	5.250	07/01/40	3,831,963
Puerto Rico Electric Power Authority RB Series 2012 A (CCC/Caa3)
19,720,000	5.000	07/01/42	9,831,603
Puerto Rico Electric Power Authority RB Series 2013 A (CCC/Caa3)
5,210,000	7.000	07/01/33	2,681,900
5,205,000	6.750	07/01/36	2,629,462
Puerto Rico Electric Power Authority RB Series WW (CCC/Caa3)
3,275,000	5.000	07/01/28	1,654,956
825,000	5.250	07/01/33	416,683
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BB/B3)(c)
4,750,000	0.000	07/01/34	1,146,317
3,750,000	0.000	07/01/35	841,313
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (BB/B2)
1,000,000	6.125	07/01/23	742,060
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (BBB-/B1)
6,800,000	6.000	08/01/42	5,126,996
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (BBB-/B1)(c)
25,000,000	0.000	08/01/39	2,888,250
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (BBB-/B1)(a)
20,910,000	0.000	08/01/32	15,903,101
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (BBB-/B1)(a)
10,000,000	0.000	08/01/33	5,576,200
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (BBB-/B1)(c)
10,000,000	0.000	08/01/33	1,992,100
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (BBB-/B1)
500,000	5.250	08/01/43	345,125
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (BBB/Ba3)
500,000	5.000	08/01/40	375,510

			249,507,354

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BBB-/NR)
2,500,000	6.000	09/01/33	2,710,200

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(c)
$85,300,000	0.000%	06/01/52	$ 1,710,265

			4,420,465

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,702,000	6.875	11/01/35	3,686,674
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500	08/01/39	4,721,840

			8,408,514

South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,278,650

Tennessee – 0.9%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,445,000	5.125	04/01/23	1,476,862
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB/NR)
125,000	5.000	10/01/15	127,426
7,500,000	5.125	10/01/35	7,525,500
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,632,375
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,451,885
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,100,520
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (NR/NR)(b)(f)
8,680,000	5.750	04/01/25	3,385,200
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,052,660
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
1,500,000	5.250	12/01/42	1,540,905
2,000,000	5.375	12/01/47	2,064,180

			28,357,513

Texas – 5.8%
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
60,000	9.750	01/01/26	61,981

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
$3,375,000	9.750%	01/01/26	$ 3,485,768
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,575,552
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (C/WR)(f)
4,740,000	5.000	03/01/41	319,950
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (C/WR)(f)
9,275,000	6.750	10/01/38	626,062
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(d)
6,000,000	7.250	04/01/32	6,011,820
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,145,000	4.750	05/01/38	1,185,773
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,250,000	4.750	11/01/42	5,412,225
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,815,000	5.500	04/01/53	13,027,692
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)
3,030,000	7.000	01/01/48	3,504,862
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B/B3)
1,000,000	5.700	07/15/29	1,000,730
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/B3)
9,000,000	6.625	07/15/38	10,163,070
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (B/B3)
7,250,000	5.000	07/01/29	7,740,897
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
5,200,000	6.300	11/01/29	5,980,104
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,226,309
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	29,582,145
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	58,569,660
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/WR)(f)
5,950,000	5.200	05/01/28	401,625
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,206,919

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/Baa2)(b)
$7,825,000	0.861%	12/15/26	$ 7,154,241
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 (BBB/A3)
5,000,000	5.000	12/15/32	5,468,850
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,867,100
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	6,086,950
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(e)
250,000	5.000	07/01/15	255,928

			187,916,213

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,235,780

Utah – 0.8%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
22,632,000	7.100	08/15/23	25,752,500

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,401,403

Virginia – 0.7%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,012,610
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	4,165,724
2,000,000	6.625	03/01/26	2,314,400
7,000,000	6.875	03/01/36	8,166,480
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	740,384
1,000,000	5.300	09/01/31	1,011,750
Tobacco Settlement Financing Corp. Senior Asset-Backed Bonds Series 2007 B-1 (B-/B3)
1,355,000	5.000	06/01/47	949,720
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	505,980
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,725,320

			23,592,368

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – 0.7%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(d)(g)
$3,955,000	13.949%	01/01/23	$ 6,120,165
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(d)(g)
4,150,000	13.955	01/01/24	6,405,857
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	4,442,280
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)(e)
3,000,000	5.000	12/01/21	3,650,910
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA/Aa3)
750,000	6.000	08/15/39	888,690
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA/Aa3)
1,750,000	6.000	08/15/39	2,073,610

			23,581,512

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa1)
4,000,000	5.375	12/01/38	4,405,680

Wisconsin – 1.8%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB/NR)
15,830,000	5.000	07/01/42	16,792,781
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB/NR)
1,500,000	6.100	05/01/34	1,503,930
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
3,180,000	5.000	05/15/36	3,281,124
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,098,100
23,380,000	5.250	08/15/34	24,466,001
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	11,135,601

			59,277,537

TOTAL INVESTMENTS – 97.1%			$3,142,610,746

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			93,910,689

NET ASSETS – 100.0%			$3,236,521,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $98,531,758, which represents approximately 3.0% of net assets as of December 31, 2014.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Security is currently in default.

(g)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
CIFG	— CIFG Assurance North America, Inc.
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF CITY	— General Obligation of City
GO OF CORP	— General Obligation of Corporation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	$4,000	1.000%	03/20/23	0.807%	$(163,124)	$236,586
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.621	—	684,261
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	0.807	(367,028)	532,319
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	0.862	(609,055)	824,242
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	1.879	—	(29,037)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	0.887	(254,251)	378,717
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	2.104	(688,221)	(34,454)

TOTAL						$(2,081,679)	$2,592,634

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$35,800		12/17/44	3.500%	3 Month LIBOR	$6,484,641	$(349,825)
	354,500	(a)	03/18/45	3 Month LIBOR	3.500%	(57,591,274)	(491,282)

TOTAL						$(51,106,633)	$(841,107)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,974,233,258

Gross unrealized gain	408,595,734
Gross unrealized loss	(240,218,246)

Net unrealized security gain	$168,377,488

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 95.9%
Alabama – 1.0%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,666,252
1,500,000	5.000	06/01/18	1,683,600
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/A1)
11,400,000	4.000	03/01/17	12,156,732
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
6,875,000	14.638	11/03/16	8,636,719
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,567,331
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/16	1,056,720
1,750,000	5.000	10/01/17	1,892,957
1,875,000	5.000	10/01/18	2,066,513
1,300,000	5.000	10/01/21	1,455,766
1,745,000	5.000	10/01/22	1,953,580
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
3,300,000	4.000	08/15/15	3,375,570
3,850,000	3.000	08/15/16	4,000,188

			46,511,928

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa2)
825,000	3.000	06/30/15	836,393
1,465,000	3.000	06/30/16	1,521,505
340,000	4.000	06/30/17	366,350
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
5,340,000	4.625	06/01/23	5,340,107

			8,064,355

Arizona – 2.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
30,300,000	0.981	01/01/37	27,275,757
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,001,260
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(a)
5,000,000	1.890	02/05/20	5,145,150
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/19	4,813,087
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,348,246
7,235,000	4.000	07/01/16	7,613,897
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,000,000	4.000	07/01/15	1,018,060
1,000,000	4.000	07/01/16	1,050,380
1,500,000	5.000	07/01/17	1,646,580

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB/Baa2)(a)
$5,000,000	4.000%	06/01/15	$ 5,041,200
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A3)(a)
6,500,000	1.750	05/30/18	6,570,915
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
1,000,000	4.000	07/01/16	1,051,760
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,217,402
10,010,000	3.000	07/01/19	10,762,852
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)(d)
3,800,000	5.000	07/01/16	4,057,564
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
8,140,000	3.000	07/01/17	8,571,664
1,000,000	4.000	07/01/18	1,098,190
1,000,000	3.000	07/01/19	1,072,040
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,322,476
1,405,000	1.750	07/01/17	1,428,731
Yavapai County Industrial Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(a)
5,000,000	2.125	06/01/18	5,141,900

			115,249,111

Arkansas – 0.4%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,985,000	2.000	01/01/15	1,985,000
1,720,000	2.000	01/01/16	1,749,790
2,065,000	2.000	01/01/17	2,085,939
1,885,000	3.000	01/01/18	1,949,354
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A-/A3)
3,000,000	1.550	10/01/17	3,007,200
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
1,440,000	5.000	02/01/17	1,549,656
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
760,000	2.000	11/01/15	770,063
845,000	2.000	11/01/16	861,114
1,915,000	2.000	11/01/17	1,955,196
1,465,000	2.000	11/01/18	1,492,073
720,000	2.000	11/01/19	724,284

			18,129,669

California – 10.3%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (AA-/A1)
3,000,000	5.000	08/01/16	3,207,330

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alameda Corridor Transportation Authority RB Refunding for Capital Appreciation Subordinate Lien Series A (AMBAC) (BBB+/Baa2)(e)
$10,165,000	0.000%	10/01/19	$ 9,160,088
12,555,000	0.000	10/01/20	10,868,863
Anaheim Public Financing Authority Lease RB for Convention Center Expansion Project Series 2014 A (AA-/NR)
1,320,000	5.000	05/01/16	1,392,072
1,250,000	5.000	05/01/17	1,358,012
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	54,568
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	0.940	05/01/23	10,076,900
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(a)
7,000,000	0.940	05/01/23	7,053,830
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	1.290	04/01/27	15,303,000
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(a)
26,050,000	1.450	08/01/17	26,235,997
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2014 (AA/Aa3)(a)
2,000,000	1.500	04/02/18	2,016,100
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (AA-/Aa3)(e)
1,735,000	0.000	08/01/17	1,661,991
1,510,000	0.000	08/01/18	1,411,442
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
465,000	3.000	09/01/15	471,515
650,000	3.000	09/01/16	666,282
735,000	3.000	09/01/17	755,999
1,000,000	3.250	09/01/18	1,030,750
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Baa3)
25,000	4.300	09/01/16	25,625
Burbank Public Financing Authority RB for Golden State Series 2003 A (AMBAC) (A/WR)
985,000	5.250	12/01/18	987,068
230,000	5.250	12/01/19	230,483
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(f)
7,500,000	0.138	07/01/23	7,000,384
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(a)
8,000,000	1.840	07/01/17	8,120,800

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA-/Aa3)(a)
$5,000,000	1.450%	03/15/17	$ 5,067,150
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Series 2012 B-2 (AAA/Aaa)(a)
14,250,000	0.340	04/01/15	14,250,712
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 A (BBB-/NR)(a)
5,000,000	2.140	11/01/16	5,001,550
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
1,700,000	5.000	11/01/16	1,811,112
3,480,000	5.000	11/01/17	3,791,738
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)(b)
1,900,000	1.500	06/01/18	1,904,389
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa2)
15,585,000	4.000	05/01/16	16,326,690
California State Various Purpose GO Bonds Refunding Series 2012 (A+/Aa3)
1,150,000	2.000	09/01/16	1,178,738
2,055,000	5.000	09/01/19	2,394,137
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
250,000	2.000	09/02/15	251,235
400,000	3.000	09/02/17	411,652
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (AA-/A3)
275,000	5.500	10/01/15	284,443
Charter Oak Unified School District GO BANS Series 2012 (SP-1+/NR)
4,625,000	5.000	10/01/15	4,784,701
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (AA-/A3)
195,000	5.000	08/01/18	195,055
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)(a)
11,000,000	0.474	12/15/15	11,004,180
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (AA-/A3)
500,000	5.000	09/01/16	501,410
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (BBB+/NR)
500,000	3.000	09/01/16	519,450
275,000	4.000	09/01/18	301,092
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(e)
13,300,000	0.000	09/01/15	13,261,962
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
680,000	5.500	10/01/17	680,592
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB/Aa1)
4,900,000	5.000	06/01/17	5,350,653

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
$15,225,000	4.500%	06/01/27	$ 14,365,549
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A/A1)
4,225,000	3.000	06/01/17	4,487,415
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,303,646
1,250,000	4.000	09/02/18	1,358,413
1,900,000	4.000	09/02/19	2,083,160
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB-/NR)
480,000	2.000	09/02/15	483,125
625,000	2.000	09/02/17	638,356
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
300,000	3.000	09/02/15	304,584
500,000	3.000	09/02/16	513,455
400,000	3.250	09/02/17	411,604
750,000	3.625	09/02/18	774,217
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
635,000	3.000	09/02/15	636,340
1,285,000	3.000	09/02/16	1,288,071
1,325,000	3.000	09/02/17	1,324,973
600,000	3.000	09/02/18	602,466
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
1,370,000	2.000	09/01/15	1,375,137
Lammersville Joint Unified School District Special Tax for Community Facilities District No. 2002 Series 2013 (NR/NR)
750,000	2.000	09/01/15	750,285
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	22,962,800
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (ETM) (SP-1+/Aa2)(d)(e)
1,750,000	0.000	09/01/16	1,735,615
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,327,053
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (AA-/A3)
540,000	5.500	07/01/17	595,588
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,065,800
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/A1)
1,500,000	5.000	08/01/18	1,695,195
Los Angeles Unified School District Series 2004 F (FGIC) (AA-/Aa2)
455,000	5.000	07/01/17	486,190

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Unified School District Series 2004 F (FGIC) (NR/Aa2)(d)
$1,350,000	5.000%	07/01/16	$ 1,441,922
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
365,000	3.000	09/01/15	371,325
410,000	3.000	09/01/16	425,949
275,000	4.000	09/01/17	296,016
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(a)
24,640,000	0.390	05/01/15	24,642,957
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-2 (AAA/Aa1)(a)
3,940,000	0.390	05/01/15	3,940,473
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 Series 2003 (NATL-RE) (AA-/A3)
1,300,000	5.250	09/01/17	1,303,133
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,000,000	3.000	09/01/16	1,023,230
1,895,000	4.000	09/01/17	2,017,720
3,080,000	4.000	09/01/19	3,330,928
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,104,750
Monterey Peninsula Unified School District GO BANS Series 2012 (NR/MIG1)
4,250,000	2.500	11/01/15	4,329,985
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
570,000	4.000	08/01/15	578,698
300,000	4.000	08/01/16	313,449
225,000	4.000	08/01/17	239,243
350,000	5.000	08/01/18	388,934
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,173,801
1,000,000	5.000	09/01/19	1,129,780
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
620,000	3.000	09/01/15	630,745
890,000	3.000	09/01/16	924,621
Natomas Unified School District GO Bonds Refunding Series 2013 (BAM) (AA/A2)
410,000	3.000	09/01/18	436,749
730,000	4.000	09/01/20	823,053
650,000	4.000	09/01/21	736,216
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A2)
1,705,000	3.000	08/01/15	1,731,564
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA/A2)
120,000	5.000	09/01/16	127,459
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (AA-/A3)
700,000	5.250	04/01/20	731,836

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (AA-/A3)
$100,000	5.000%	04/01/16	$ 103,281
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)
100,000	5.000	10/01/20	107,724
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	396,438
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,101
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (AA-/A3)
400,000	5.000	11/01/15	415,744
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (AA-/A3)
1,845,000	5.250	06/15/18	1,848,413
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (AA-/A3)
150,000	5.500	09/01/17	166,497
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,956,877
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,065,000	4.000	03/01/17	1,125,833
1,000,000	4.000	03/01/18	1,073,490
Sacramento County Regional Transit District Farebox RB Series 2012 (A/A2)
1,000,000	3.000	03/01/15	1,004,320
500,000	4.000	03/01/16	518,965
530,000	4.000	03/01/17	564,360
250,000	5.000	03/01/18	279,137
730,000	5.000	03/01/19	832,164
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(f)
40,220,000	0.688	12/01/35	36,432,885
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
715,000	3.000	09/01/15	722,679
1,470,000	3.000	09/01/16	1,498,577
1,515,000	3.000	09/01/17	1,544,860
1,310,000	3.000	09/01/18	1,327,659
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
300,000	3.000	08/01/15	304,554
800,000	5.000	08/01/18	904,104
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/19	172,814
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Baa3)
1,450,000	5.250	09/01/21	1,522,558
665,000	5.250	09/01/23	693,967

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Baa3)
$115,000	5.250%	09/01/15	$ 115,286
150,000	5.250	09/01/16	150,362
300,000	5.000	09/01/17	300,672
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA/A1)
4,455,000	5.000	05/01/17	4,890,610
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	3,083,328
San Francisco City & County Public Utilities Commission RB Refunding Series 2013 A (AA-/Aa3)
4,650,000	3.000	10/01/16	4,851,485
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A3)
250,000	5.250	08/01/17	250,218
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	160,976
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
4,405,000	1.000	08/01/16	4,444,249
11,105,000	2.000	08/01/17	11,440,371
2,000,000	3.000	08/01/19	2,142,080
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
930,000	1.750	09/01/15	936,770
620,000	2.000	09/01/16	632,295
1,260,000	2.250	09/01/17	1,300,446
1,000,000	4.000	09/01/19	1,108,130
San Mateo Union High School District GO BANS Series 2012 (ETM) (SP-1+/NR)(d)(e)
5,000,000	0.000	02/15/15	4,999,100
San Mateo Union High School District GO Bonds Anticipation Notes Series 2011 (ETM) (SP-1+/NR)(d)(e)
4,500,000	0.000	02/15/15	4,499,190
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(e)
2,000,000	0.000	07/01/18	1,901,760
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,434
Stockton Unified School District GO Bonds Refunding Series 2012 (A+/A2)
1,000,000	3.000	07/01/15	1,012,960
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
400,000	4.000	07/01/17	427,860
1,090,000	5.000	07/01/19	1,243,723
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
830,000	2.000	09/01/15	831,868
825,000	3.000	09/01/16	842,399
600,000	3.000	09/01/17	617,616

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
$1,220,000	4.750%	06/01/23	$ 1,216,608
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (AA-/A1)(e)
2,000,000	0.000	08/01/16	1,966,160
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(f)
3,500,000	0.766	05/15/30	3,149,720
15,000,000	0.896	05/15/43	12,362,700
Upland Community Redevelopment Agency Tax Allocation Refunding Series 2013 (AGM) (AA/A2)
1,805,000	2.000	09/01/15	1,824,512
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	278,984
525,000	4.000	09/01/17	563,834

			455,891,020

Colorado – 0.6%
Colorado Higher Education Capital Construction COPS Refunding for Lease Purchase Financing Program Series 2014 A (AA-/Aa2)
5,000,000	5.000	11/01/20	5,910,450
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
4,030,000	4.000	12/01/16	4,295,980
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series B (BBB/NR)(f)
13,250,000	1.258	12/01/33	11,870,410
Jefferson County School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,750,000	3.000	12/15/16	1,834,088
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,030,090
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)(b)
1,935,000	4.000	12/01/15	1,978,189
1,000,000	4.000	12/01/16	1,040,960

			27,960,167

Connecticut – 1.5%
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	5,704,860
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(f)
2,000,000	0.270	03/01/16	2,003,660
3,000,000	0.380	03/01/17	3,004,440
2,000,000	0.460	03/01/18	2,003,060
Connecticut State GO Bonds Series 2013 C (AA/Aa3)
7,555,000	5.000	07/15/19	8,721,945

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
$1,695,000	4.000%	07/01/15	$ 1,717,849
1,830,000	4.000	07/01/16	1,908,013
1,000,000	2.000	07/01/17	1,007,270
1,260,000	4.000	07/01/18	1,340,501
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(a)
19,345,000	5.000	02/12/15	19,446,755
New Haven GO Bonds Refunding Series 2012 A (BBB+/A3)
4,090,000	5.000	11/01/16	4,370,370
Town of Hamden GO Refunding Bonds Series 2013 (A/A3)
1,685,000	5.000	08/15/18	1,886,947
2,000,000	5.000	08/15/19	2,278,920
Trumbull GO Bonds Series 2012 (AA+/Aa2)
1,070,000	2.000	09/01/16	1,097,274
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
4,730,000	4.000	02/15/16	4,925,633
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
555,000	3.000	08/01/15	562,082
2,000,000	4.000	08/01/17	2,128,160
2,100,000	4.000	08/01/18	2,259,768

			66,367,507

Delaware – 0.3%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,236,639
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,196,400
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	904,937
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,541,090
University of Delaware RB Series 2013 A (AA+/Aa1)
3,025,000	3.000	11/01/16	3,163,484
4,265,000	3.000	11/01/17	4,507,636

			13,550,186

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA/Aa2)(d)
3,000,000	5.000	06/01/15	3,058,320

Florida – 4.1%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
350,000	3.000	11/15/15	352,005
300,000	3.000	11/15/16	302,322
970,000	4.000	11/15/18	1,017,705
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
175,000	2.250	11/01/15	175,366
180,000	2.500	11/01/16	180,763
185,000	2.750	11/01/17	186,802
190,000	3.000	11/01/18	192,396
195,000	3.250	11/01/19	199,900

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (NATL-RE) (AA-/A2)
$6,235,000	5.000%	03/01/17	$ 6,780,126
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2010 A-1 (A+/A2)
2,800,000	5.000	06/01/15	2,854,432
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A2)
27,000,000	5.000	06/01/16	28,660,770
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
885,000	5.000	05/01/15	894,939
615,000	5.000	05/01/17	657,201
1,375,000	5.000	05/01/18	1,497,595
1,890,000	5.000	05/01/19	2,096,237
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	248,142
500,000	2.125	05/01/17	494,680
250,000	2.400	05/01/18	245,212
250,000	2.700	05/01/19	246,878
250,000	3.000	05/01/20	244,448
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/A3)
2,365,000	5.000	08/15/15	2,420,010
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
355,000	1.800	05/01/16	354,123
360,000	2.100	05/01/17	359,025
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
150,000	4.000	04/01/15	151,204
825,000	3.000	04/01/17	859,708
500,000	5.000	04/01/18	555,400
500,000	5.000	04/01/19	564,525
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (ETM) (AA-/WR)(d)
20,550,000	5.000	07/01/15	21,032,103
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(a)
675,000	0.126	10/01/21	620,371
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(f)
5,325,000	0.114	10/01/21	4,894,101
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(f)
100,000	0.126	10/01/21	91,907
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa2)
1,000,000	5.000	11/15/15	1,041,410
Island at Doral Community Development District Special Assessment Refunding Series 2013 (A-/NR)
345,000	1.750	05/01/15	344,172
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,411,962
6,315,000	5.000	11/15/17	6,947,826
6,250,000	5.000	11/15/18	7,014,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
$1,180,000	4.000%	10/01/16	$ 1,252,145
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB+/NR)
255,000	3.100	05/01/15	255,311
265,000	3.400	05/01/16	266,285
275,000	3.600	05/01/17	277,615
285,000	3.800	05/01/18	289,167
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa1)
1,750,000	4.000	11/15/17	1,904,805
2,220,000	4.000	11/15/18	2,447,461
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A/A3)(b)
2,150,000	3.000	03/01/16	2,202,890
2,210,000	4.000	03/01/17	2,328,014
2,300,000	4.000	03/01/18	2,475,651
2,390,000	5.000	03/01/19	2,690,566
2,510,000	5.000	03/01/20	2,849,226
2,635,000	5.000	03/01/21	3,060,632
2,770,000	5.000	03/01/22	3,189,572
Miami Special Obligation Refunding Series 2011 A (AGM) (AA/A2)
830,000	5.000	02/01/17	900,508
Miami-Dade County School Board COPS Series 2007 B (NATL-RE FGIC) (AA-/A1)(d)
2,500,000	5.000	05/01/17	2,753,575
Miami-Dade County School Board COPS Series 2011 B (A/A1)(a)
3,000,000	5.000	05/01/16	3,177,300
Miami-Dade County School Board COPS Series 2012 A (A/A1)(a)
7,595,000	5.000	08/01/16	8,021,004
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
500,000	4.000	10/01/15	513,140
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
580,000	5.000	04/01/15	584,860
1,130,000	4.000	04/01/16	1,162,759
1,180,000	5.000	04/01/17	1,263,438
1,245,000	5.000	04/01/18	1,359,390
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,048,860
500,000	4.000	06/01/17	537,500
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
400,000	4.000	11/01/15	408,504
370,000	4.000	11/01/16	386,876
720,000	4.000	11/01/17	769,500
630,000	4.000	11/01/18	683,109
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA/Aa3)
2,085,000	5.000	08/01/17	2,138,272
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(a)
3,650,000	5.000	08/01/16	3,899,295

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
$125,000	1.750%	05/01/15	$ 125,061
135,000	2.000	05/01/16	135,104
130,000	2.125	05/01/17	130,013
135,000	2.250	05/01/18	134,526
140,000	2.875	05/01/19	137,398
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,024,230
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
210,000	1.750	05/01/15	209,937
215,000	2.000	05/01/16	214,690
220,000	2.250	05/01/17	219,749
225,000	2.625	05/01/18	225,101
230,000	3.000	05/01/19	232,696
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa3)
1,400,000	3.000	07/01/15	1,419,040
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
85,000	1.625	05/01/15	84,968
90,000	1.875	05/01/16	89,842
90,000	2.125	05/01/17	89,847
95,000	2.500	05/01/18	94,938
90,000	2.750	05/01/19	90,436
100,000	3.000	05/01/20	100,291
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	13,340,869
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
295,000	3.250	05/01/15	295,519
305,000	3.500	05/01/16	307,150
320,000	3.750	05/01/17	325,040
330,000	4.000	05/01/18	338,973
345,000	4.125	05/01/19	357,906
375,000	4.375	05/01/21	386,359
390,000	4.500	05/01/22	404,758
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
105,000	1.875	05/01/15	104,933
105,000	2.125	05/01/16	104,734
110,000	2.250	05/01/17	109,604
110,000	2.500	05/01/18	109,650
115,000	2.875	05/01/19	116,141
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	406,612
560,000	3.000	09/01/16	580,468
425,000	4.000	09/01/17	457,364

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$100,000	2.250%	05/01/15	$ 100,042
105,000	2.500	05/01/16	105,767
105,000	2.750	05/01/17	105,563
110,000	3.000	05/01/18	110,865
110,000	3.250	05/01/19	111,952
115,000	3.500	05/01/20	116,841
115,000	3.750	05/01/21	115,834
125,000	3.875	05/01/22	126,626
125,000	4.000	05/01/23	127,210
135,000	4.125	05/01/24	137,601
140,000	4.150	05/01/25	142,293
145,000	4.250	05/01/26	148,290
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
215,000	1.750	05/01/15	215,086
220,000	2.000	05/01/16	219,912
225,000	2.125	05/01/17	222,871
230,000	2.500	05/01/18	226,205
235,000	2.875	05/01/19	229,701
240,000	3.000	05/01/20	232,848
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
530,000	3.000	05/01/15	532,157
550,000	3.000	05/01/16	557,552
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
85,000	1.750	05/01/15	84,966
90,000	2.000	05/01/16	89,801
90,000	2.125	05/01/17	89,787
95,000	2.250	05/01/18	94,848
95,000	2.875	05/01/19	95,440

			182,131,501

Georgia – 2.4%
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A1)(a)
6,000,000	1.250	05/01/15	6,014,880
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA/Aa2)
1,530,000	4.000	07/01/16	1,597,764
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
825,000	3.000	04/01/15	830,544
1,045,000	4.000	04/01/16	1,090,802
790,000	4.000	04/01/17	840,821
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,752,812
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
1,500,000	5.000	10/01/16	1,616,790
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,297,120

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
$2,985,000	4.000%	04/01/17	$ 3,193,502
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,077,145
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,500,000	4.000	12/01/15	2,586,325
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,135,712
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	9,867,808
11,495,000	4.000	09/01/17	12,477,478
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	17,362,940
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
4,000,000	2.000	12/01/15	4,063,440
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,301,033
4,215,000	5.000	03/01/18	4,722,950
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa2)(a)
7,700,000	0.340	07/01/17	7,700,000
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,333,761
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,696,475
2,000,000	3.000	10/01/17	2,108,780
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,834,770

			104,503,652

Hawaii – 0.1%
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
2,400,000	2.000	07/01/17	2,468,352

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,056,100
2,095,000	4.000	08/01/18	2,310,953
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	2,009,784

			5,376,837

Illinois – 7.2%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(e)
8,990,000	0.000	12/01/16	8,690,273

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/A3)(e)
$2,500,000	0.000%	12/01/15	$ 2,486,075
11,185,000	0.000	12/01/16	10,956,043
Chicago Illinois GO Bonds Refunding Series 2005 A (ETM) (AGM) (AA/A2)(d)
5,000,000	5.000	01/01/15	5,000,000
Chicago Illinois GO Bonds Refunding Series 2012 C (A+/Baa1)
4,610,000	5.000	01/01/22	4,978,892
Chicago Illinois GO Bonds Series 2010 A (A+/Baa1)
2,500,000	5.000	12/01/16	2,654,750
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A-/A3)
400,000	5.000	01/01/19	455,804
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A+/A2)
1,000,000	5.000	03/01/15	1,006,710
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/A3)
550,000	4.000	11/01/16	581,311
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/A1)
1,500,000	5.000	11/15/19	1,708,815
1,000,000	4.000	11/15/20	1,089,220
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,324,232
1,295,000	4.000	12/01/17	1,396,580
1,365,000	4.000	12/01/18	1,492,791
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,440,000	2.000	12/01/15	1,463,242
1,650,000	3.000	12/01/17	1,730,124
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa2)(a)
2,000,000	1.875	02/12/15	2,003,340
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa2)
4,400,000	5.250	05/15/15	4,457,816
Illinois GO Bonds Series 2005 (AGM) (AA/A2)
1,095,000	4.250	09/01/18	1,118,521
Illinois GO Bonds Series 2014 (A-/A3)
3,730,000	5.000	02/01/19	4,135,899
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,385,000	4.000	06/15/17	2,570,362
Illinois State GO Bonds First Series 2001 (AGM) (AA/A2)
1,900,000	5.500	05/01/15	1,930,267
Illinois State GO Bonds Refunding Series 2006 (A-/A3)
7,750,000	5.000	01/01/15	7,750,000
Illinois State GO Bonds Refunding Series 2007 B (A-/A3)
1,000,000	5.000	01/01/16	1,042,590
Illinois State GO Bonds Refunding Series 2009 A (A-/A3)
16,000,000	4.000	09/01/20	16,764,000
Illinois State GO Bonds Refunding Series 2010 (A-/A3)
7,305,000	5.000	01/01/17	7,834,759
12,775,000	5.000	01/01/18	13,977,766
15,990,000	5.000	01/01/20	17,924,630
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA/A2)
6,725,000	5.000	01/01/15	6,725,000
3,550,000	5.000	01/01/16	3,702,970

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Refunding Series 2012 (A-/A3)
$5,400,000	5.000%	08/01/15	$ 5,535,810
6,250,000	5.000	08/01/16	6,637,250
7,295,000	5.000	08/01/19	8,137,864
Illinois State GO Bonds Series 2002 (NATL-RE) (AA-/A3)
2,710,000	5.500	08/01/15	2,785,826
Illinois State GO Bonds Series 2003 A (A-/A3)
7,525,000	5.000	10/01/16	7,548,478
Illinois State GO Bonds Series 2012 (A-/A3)
14,360,000	4.000	01/01/19	15,301,585
Illinois State GO Bonds Series 2012 A (A-/A3)
10,085,000	3.000	01/01/18	10,450,178
Illinois State GO Bonds Series 2013 (A-/A3)
9,070,000	5.000	07/01/17	9,858,092
Illinois State GO Bonds Series 2013 A (A-/A3)
1,750,000	5.000	04/01/17	1,889,790
Illinois State GO Bonds Series 2014 (A-/A3)
4,490,000	5.000	04/01/17	4,848,661
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	6,922,565
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	8,136,075
11,980,000	5.000	06/15/18	12,966,793
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,314,752
2,690,000	3.000	02/01/18	2,794,130
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A3)(e)
3,000,000	0.000	06/15/15	2,989,560
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	860,664
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,030,000	5.000	06/01/15	5,123,608
11,350,000	4.125	06/01/16	11,883,450
4,000,000	5.000	06/01/16	4,236,760
10,000,000	5.000	06/01/17	10,932,200
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	14,247,477
13,545,000	5.000	06/01/17	14,841,528
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (AA-/A3)
7,500,000	5.000	03/01/19	8,100,450

			318,296,328

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A/A2)(a)
15,000,000	1.850	10/01/19	15,108,450
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/A3)(d)
1,085,000	5.500	08/01/17	1,215,612
4,535,000	5.625	08/01/18	5,258,242

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
$520,000	5.000%	05/01/17	$ 563,560
855,000	5.000	05/01/20	981,942
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	4.000	03/01/15	2,012,320
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(a)
4,590,000	1.600	02/01/17	4,663,302
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
850,000	30.046	11/01/27	1,241,706
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A/NR)
800,000	5.000	03/01/18	882,248
500,000	5.000	03/01/19	559,690
650,000	5.000	03/01/20	734,461
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA/A2)
3,905,000	5.000	10/01/15	4,038,356

			37,259,889

Iowa – 0.2%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A+/A2)
400,000	4.000	08/15/15	407,652
440,000	4.000	08/15/16	459,562
1,400,000	4.000	08/15/17	1,494,388
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	1.500	08/01/16	1,016,720
1,000,000	5.000	08/01/18	1,137,270
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,056,463
1,055,000	1.500	07/01/17	1,074,191
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	455,094

			7,101,340

Kansas – 0.9%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa2)(f)
9,000,000	0.340	09/01/15	9,012,510
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(a)
3,000,000	2.000	03/01/17	3,038,790
Wichita GO Bonds Series 811 (AA+/Aa1)
5,405,000	5.000	06/01/18	6,122,568
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,465,000	3.000	09/01/16	2,568,801
2,550,000	4.000	09/01/17	2,767,260
2,640,000	3.000	09/01/18	2,822,028
2,585,000	4.000	09/01/19	2,892,874
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,035,000	3.000	10/01/16	1,080,581
1,075,000	3.000	10/01/17	1,140,080
1,130,000	3.000	10/01/19	1,214,174

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kansas – (continued)
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
$2,340,000	3.500%	09/01/16	$ 2,452,624
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
2,000,000	4.000	12/01/15	2,062,960
1,400,000	5.000	12/01/16	1,506,372

			38,681,622

Kentucky – 1.2%
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	16,442,400
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A+/Aa3)
1,350,000	5.000	08/01/16	1,444,622
5,040,000	4.000	08/01/17	5,439,974
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A+/Aa3)
4,480,000	5.000	11/01/18	5,115,398
Louisville Regional Airport Authority Airport System RB Refunding Series 2014 A (AMT) (A+/NR)
250,000	3.000	07/01/16	258,523
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A-/A1)(a)
10,000,000	1.150	06/01/17	9,959,900
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A1)(a)
10,500,000	1.650	04/03/17	10,650,885
Trimble County Kentucky Pollution Control RB for Gas and Electric Company Project Series 2001 A (A-/A1)(a)
6,000,000	1.050	03/01/18	5,964,840

			55,276,542

Louisiana – 1.6%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AAA/Aa2)
500,000	3.000	08/01/15	508,110
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/19	3,433,350
East Baton Rouge Sewerage Commission RB LIBOR Series 2011 A (AA-/Aa3)(a)
15,000,000	0.610	08/01/18	14,958,600
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A1)
400,000	2.000	07/15/15	403,776
585,000	3.000	07/15/15	593,588
350,000	2.000	07/15/16	357,213
1,830,000	3.000	07/15/16	1,895,441
375,000	2.000	07/15/17	383,947
1,740,000	4.000	07/15/17	1,868,029
680,000	2.000	07/15/18	693,981
1,040,000	4.000	07/15/18	1,132,685
1,000,000	5.000	07/15/19	1,142,670

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
$1,570,000	3.000%	02/01/16	$ 1,615,389
1,015,000	3.000	02/01/17	1,058,604
1,565,000	3.000	02/01/18	1,648,180
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,955,000	5.000	06/01/16	3,137,087
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA/A1)
1,250,000	3.000	12/01/16	1,300,613
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(e)
1,500,000	0.000	10/01/15	1,492,845
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,332,766
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA/Aa3)(d)
8,250,000	5.000	06/01/17	9,102,060
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (BBB/A3)(a)
3,000,000	1.375	10/01/16	3,036,420
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	537,575
2,825,000	5.000	10/01/17	3,085,832
New Orleans GO Bonds Refunding Series 2012 (BBB+/A3)
1,805,000	4.000	12/01/15	1,854,854
4,145,000	4.000	12/01/16	4,328,250
4,030,000	4.000	12/01/17	4,310,327
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA/Aa3)
500,000	4.000	12/01/15	515,280
610,000	4.000	12/01/16	644,282
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,800,000	2.300	07/01/15	1,807,290
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	435,540

			68,614,584

Maine – 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (A-/NR)
3,125,000	3.800	11/01/15	3,216,000
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,455,000	1.700	11/15/15	2,471,547

			5,687,547

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – 1.7%
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
$2,500,000	4.000%	02/01/16	$ 2,601,150
9,000,000	5.000	02/01/17	9,809,280
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,316,841
3,055,000	4.000	11/01/18	3,386,651
Charles County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
2,365,000	4.000	11/01/15	2,438,741
1,115,000	4.000	11/01/16	1,186,215
5,405,000	4.000	11/01/17	5,884,585
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (AA-/NR)
7,025,000	0.150	07/01/37	5,980,433
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (NATL-RE FGIC) (AA/NR)(f)
11,350,000	0.195	07/01/37	9,727,861
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AAA/Aaa)
1,170,000	2.250	07/01/16	1,202,210
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,376,382
3,445,000	4.000	08/15/16	3,625,346
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	4,537,575
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	5,789,556
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(a)
2,010,000	1.250	06/01/18	2,009,317
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
12,500,000	5.000	06/01/16	13,309,000

			76,181,143

Massachusetts – 2.3%
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A/A1)(a)
7,000,000	0.620	03/30/17	7,034,790
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA/Aa2)(a)
19,860,000	0.590	01/30/18	19,934,872
Massachusetts State Development Finance Agency RB for Partners HealthCare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	409,424
300,000	5.000	07/01/16	319,917
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A/A1)
10,000,000	1.500	08/01/19	9,964,800
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA+/Aa1)(f)
15,000,000	0.726	05/01/37	13,940,400
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(f)
26,250,000	0.726	05/01/37	24,395,700

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(f)
$7,000,000	0.470%	01/01/18	$ 7,021,210
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(f)
6,000,000	0.400	02/01/17	6,013,080
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(f)
8,000,000	0.706	11/01/25	7,844,560
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(a)
2,750,000	1.700	11/01/16	2,783,605

			99,662,358

Michigan – 3.6%
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/20	3,435,510
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (AA-/A3)
3,000,000	5.000	07/01/16	3,055,680
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (BBB+/Ba2)
700,000	5.000	07/01/15	714,441
500,000	5.000	07/01/16	527,445
1,295,000	5.000	07/01/17	1,407,186
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB-/Baa3)
1,100,000	5.000	10/01/18	1,196,646
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (AA-/NR)(g)
1,250,000	5.000	05/01/20	1,440,975
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Bonds Refunding Series 2014 (Q-SBLF) (AA-/NR)
250,000	5.000	05/01/17	272,385
365,000	5.000	05/01/18	407,216
900,000	5.000	05/01/19	1,021,554
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/21	5,835,120

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5
(NATL-RE FGIC) (AA-/A3)

5,570,000	5.000	07/01/17	6,038,270
1,500,000	5.000	07/01/18	1,659,870
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/20	3,596,073
10,000,000	5.000	07/01/21	11,385,600
9,225,000	5.000	07/01/22	10,560,226
5,000,000	5.000	07/01/23	5,760,450

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3
(NATL-RE FGIC) (AA-/A3)

$7,410,000	5.000%	07/01/18	$ 8,199,758
5,000,000	5.000	07/01/19	5,597,200
1,390,000	5.000	07/01/20	1,568,629
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,530,000	3.000	07/01/16	1,577,552
1,400,000	4.000	07/01/18	1,508,052
1,125,000	5.000	07/01/19	1,265,524
1,200,000	5.000	07/01/20	1,365,432
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,255,000	4.000	10/01/17	1,352,112
1,135,000	5.000	10/01/18	1,283,651
825,000	5.000	10/01/19	948,767
1,140,000	5.000	10/01/20	1,312,151
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,059,725
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
1,375,000	4.000	06/01/17	1,430,949
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	10,022,670
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
3,300,000	5.000	07/01/23	3,340,986
Michigan Finance Authority State Aid RB for Detroit School District Series 2014 E (ST AID WITHHLDG) (SP-1/NR)
1,500,000	2.850	08/20/15	1,507,695
Michigan Flushing Community Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (NR/Aa2)(g)
1,040,000	4.000	05/01/19	1,136,959
500,000	4.000	05/01/20	549,230
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,262,317
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)(d)
7,845,000	5.000	11/01/15	8,155,113
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(a)
3,050,000	2.000	05/30/18	3,131,038
Michigan State Strategic Fund Tax-Exempt Adjustable Mode Facilities RB for Waste Management, Inc. Project Series 2001 (AMT) (A-/NR)(a)
10,800,000	1.500	08/01/17	10,870,740
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
475,000	4.000	05/01/16	494,969
645,000	4.000	05/01/17	686,332
1,000,000	5.000	05/01/18	1,111,530
2,475,000	5.000	05/01/20	2,833,058

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
$875,000	4.000%	05/01/18	$ 952,096
700,000	4.000	05/01/19	771,680
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,707,525
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
10,000,000	5.000	12/01/15	10,402,000
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,433,741
1,385,000	5.000	12/01/19	1,585,063
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,094,350

			157,833,241

Minnesota – 2.3%
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds for Minnesota School District Credit Enhancement Program Series 2012 A (SD CRED PROG) (AA+/NR)
3,445,000	4.000	02/01/16	3,582,111
3,575,000	4.000	02/01/17	3,795,613
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,177,767
2,595,000	1.500	06/01/17	2,633,795
3,190,000	1.500	06/01/18	3,219,667
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
47,100,000	1.000	03/01/16	47,158,404
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,237,914
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	560,970
Minnesota State Trunk Highway GO Bonds Refunding Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/18	12,634,380
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	12,972,492
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,667,191
1,000,000	3.000	02/01/17	1,043,380

			100,683,684

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,859,380

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(d)
$3,855,000	5.000%	11/01/17	$ 4,315,788

			8,175,168

Missouri – 2.3%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,194,021
2,075,000	4.000	09/01/19	2,307,255
Curators University of Missouri System Facilities RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,265,702
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
7,600,000	2.000	02/01/16	7,741,968
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
375,000	4.000	06/01/15	380,550
500,000	4.000	06/01/16	523,780
1,180,000	4.000	06/01/18	1,261,668
960,000	4.000	06/01/19	1,036,310
1,000,000	4.000	06/01/20	1,086,420
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	38,966,646
24,275,000	5.000	05/01/19	28,013,350
Platte County Park Hill School District GO Bonds Refunding for Direct Deposit Program Series 2013 (ST AID DIR DEP) (AA+/Aa1)
2,250,000	2.000	03/01/16	2,291,873
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	860,610
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/A3)(d)
5,980,000	5.000	04/01/15	6,048,590
2,595,000	5.250	04/01/15	2,626,296
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/A3)
1,000,000	5.000	07/01/15	1,022,910

			101,627,949

Montana – 0.1%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,600,000	2.000	06/01/17	1,642,896
2,000,000	3.000	06/01/17	2,101,060
1,750,000	3.000	06/01/18	1,859,533
800,000	4.000	06/01/18	876,704

			6,480,193

Nebraska – 0.7%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa3)(a)
20,000,000	5.000	12/01/19	22,959,800

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nebraska – (continued)
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
$775,000	4.000%	11/01/16	$ 813,641
435,000	4.000	11/01/17	464,406
750,000	4.000	11/01/19	815,693
690,000	4.000	11/01/20	753,142
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa3)
530,000	2.000	10/15/15	536,763
1,215,000	2.000	10/15/16	1,240,636
1,765,000	3.000	10/15/17	1,855,403
1,785,000	3.000	10/15/18	1,888,280
640,000	4.000	10/15/20	714,650

			32,042,414

Nevada – 0.9%
Clark County Airport RB Refunding Junior Lien Series 2013 C-1 (AMT) (A/A2)
12,000,000	2.500	07/01/15	12,124,560
Clark County GO Refunding Bonds Series 2006 (AGM) (AA/Aa1)
5,115,000	4.625	06/01/19	5,391,057
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
2,925,000	3.000	08/01/15	2,941,790
3,440,000	3.000	08/01/16	3,477,943
3,760,000	4.000	08/01/17	3,899,458
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,192,240
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,016,410
2,700,000	4.000	12/01/16	2,873,421
2,810,000	4.000	12/01/17	2,966,826

			37,883,705

New Hampshire – 1.2%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A2)(f)
50,475,000	0.175	05/01/21	46,451,162
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (A-/Baa1)
400,000	4.000	07/01/15	405,628
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(a)
1,200,000	2.125	06/01/18	1,234,056
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	5,837,454

			53,928,300

New Jersey – 5.3%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
1,845,000	1.000	03/01/16	1,860,498
2,025,000	1.000	03/01/17	2,018,986

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
$1,320,000	2.000%	12/01/15	$ 1,341,899
1,725,000	2.000	12/01/16	1,774,593
2,355,000	2.000	12/01/17	2,421,529
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,193,778
Casino Reinvestment Development Authority Luxury Tax RB Series 2014 (BBB+/Baa2)
785,000	4.000	11/01/16	824,870
1,000,000	4.000	11/01/17	1,067,600
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,245,531
1,300,000	5.000	11/01/19	1,513,395
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(a)
2,950,000	2.125	12/01/17	3,032,718
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA/NR)
660,000	2.000	10/01/15	668,831
1,245,000	3.000	10/01/17	1,297,252
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,915,186
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,659,034
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,393,544
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A-/A2)(d)
3,905,000	5.000	03/01/15	3,933,975
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA/A2)(d)
5,000,000	5.000	09/01/15	5,157,500
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A-/A2)
7,500,000	5.000	12/15/16	8,101,125
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa2)
1,240,000	5.000	07/01/17	1,361,495
1,265,000	4.000	07/01/18	1,364,859
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
1,275,000	5.000	07/01/15	1,301,813
2,000,000	5.000	07/01/16	2,123,540
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A-/A3)
350,000	5.000	07/01/17	383,383
400,000	5.000	07/01/18	449,568
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,811,836

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State GO Bonds Refunding Series 2010 Q (A/A1)
$10,000,000	5.000%	08/15/15	$ 10,284,200
5,000,000	5.000	08/15/16	5,358,250
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/18	8,361,825
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A3)
22,000,000	5.000	01/01/20	25,605,360
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (AA-/A3)(f)
21,625,000	0.126	01/01/30	19,886,260
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (AA-/A3)(f)
21,500,000	0.126	01/01/30	19,771,316
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,424,400
New Jersey Transportation Trust Fund Authority Program RB Series 2014 AA (A-/A2)
1,900,000	5.000	06/15/17	2,070,316
4,350,000	5.000	06/15/18	4,837,113
10,000,000	5.000	06/15/19	11,282,500
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (AA-/A2)
6,800,000	5.500	12/15/16	7,409,008
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A-/A2)
1,500,000	5.000	06/15/15	1,531,020
1,075,000	5.000	06/15/16	1,141,672
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (A-/A2)
22,280,000	5.000	12/15/19	25,331,246
New Jersey Transportation Trust Fund Authority System RB Series 2003 B (A-/A2)
5,000,000	5.250	12/15/19	5,743,150
New Jersey Turnpike Authority Turnpike RB Series 2014 B-3 (A+/A3)(a)
2,750,000	0.674	01/01/18	2,748,405
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	850,980
855,000	3.000	07/15/17	900,161
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,425,641
Union County New Jersey GO Bonds Refunding for General Improvement Series 2012 B (SCH BD RES FD) (AA+/Aa1)
1,265,000	3.000	03/01/19	1,349,527
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
700,000	4.000	07/15/15	713,839
1,000,000	4.000	07/15/16	1,052,950

			232,297,477

New Mexico – 1.2%
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/Aa3)(a)
10,000,000	2.875	04/01/15	10,055,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
$21,485,000	2.000%	06/15/16	$ 21,984,956
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
6,030,000	2.000	03/01/17	6,215,543
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,340,450
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,209,500
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,048,506

			51,853,955

New York – 14.6%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA/A2)
1,625,000	5.000	12/15/15	1,697,394
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,640,000	3.000	06/01/15	1,658,680
1,385,000	3.000	06/01/16	1,434,929
Brookhaven Public Improvement GO Bonds Series 2013 A (AA+/Aa2)
4,135,000	2.000	09/15/16	4,242,882
City of Yonkers New York School GO Bonds Refunding Series 2014 A (AA/A2)
2,890,000	5.000	09/01/18	3,240,499
3,135,000	5.000	09/01/19	3,576,251
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA/NR)
990,000	4.000	10/15/15	1,017,542
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (AA-/A2)
1,000,000	5.000	11/15/15	1,040,790
730,000	4.000	11/15/16	775,238
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A2)(a)
20,000,000	5.000	11/15/19	23,085,000
Metropolitan Transportation Authority RB Series 2011 B (AA-/A2)(a)
50,000,000	0.454	11/01/17	50,006,500
Metropolitan Transportation Authority RB Series 2011 D (AA-/A2)
1,100,000	4.000	11/15/15	1,135,442
Monroe County GO Bonds Refunding Series 2012 (A/Baa1)
1,000,000	5.000	03/01/15	1,007,420
3,000,000	5.000	03/01/16	3,149,970
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(f)
6,250,000	0.590	08/01/25	6,243,875
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,246,452
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	6,958,003
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	59,032,041
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,039,250

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (AAA/Aa1)
$4,110,000	5.000%	11/01/15	$ 4,273,167
8,620,000	5.000	11/01/17	9,609,317
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (ETM) (NR/NR)(d)
775,000	5.000	11/01/15	805,504
2,030,000	5.000	11/01/17	2,271,428
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (AAA/Aa1)
5,240,000	5.000	11/01/17	5,841,395
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (ETM) (NR/NR)(d)
6,890,000	5.000	11/01/17	7,709,428
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	14,837,589
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
1,725,000	4.000	05/01/16	1,800,089
2,215,000	4.000	05/01/17	2,361,146
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,335,000	4.000	09/01/15	1,356,761
3,325,000	4.000	09/01/16	3,457,368
3,000,000	4.000	09/01/17	3,167,760
3,665,000	5.000	09/01/18	4,034,029
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	9,389,622
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(f)
70,150,000	0.125	05/01/34	63,065,580
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/A3)
5,000,000	2.250	10/15/15	5,055,500
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/A3)
8,000,000	2.250	12/01/15	8,103,360
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A2)(f)
27,750,000	0.091	07/01/34	22,898,889
New York State GO Bonds Refunding Series 2009 C (AA+/Aa1)
20,000,000	3.000	02/01/15	20,047,000
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/Aa2)
8,250,000	5.000	02/15/16	8,682,465
New York State Tax Exempt GO Bonds Series 2011 E (AA+/Aa1)
6,950,000	5.000	12/15/17	7,799,081
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,335,100
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	7,965,388

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
$25,350,000	5.000%	05/01/19	$ 29,012,568
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,047,228
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
53,740,000	5.000	03/15/20	63,011,762
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/Aa1)
8,000,000	5.000	03/15/16	8,446,880
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
26,365,000	5.000	03/15/18	29,669,325
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
750,000	4.000	04/01/16	780,210
700,000	5.000	04/01/17	765,674
670,000	4.000	04/01/18	729,811
300,000	5.000	04/01/19	342,666
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	2,015,585
2,250,000	5.000	03/01/19	2,536,807
3,000,000	5.000	03/01/20	3,416,430
Rockland County GO Bonds Series 2014 A (NR/NR)
5,100,000	2.000	03/17/15	5,113,158
Rockland County New York GO Bonds Refunding Series 2014 (BAM) (AA/Baa2)
1,500,000	2.000	02/15/16	1,516,155
1,500,000	3.000	02/15/19	1,572,180
635,000	3.000	02/15/20	665,055
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA/A2)
2,590,000	2.000	10/15/16	2,659,023
Suffolk County New York Public Improvement Series 2011 A (A+/A3)
4,520,000	3.000	05/15/15	4,565,652
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A3)
2,000,000	4.000	04/01/15	2,018,080
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A3)
2,000,000	4.000	10/01/16	2,120,120
1,000,000	4.000	10/01/17	1,078,220
Suffolk County Water Authority BANS Series 2013 A (AA/NR)
35,400,000	4.000	01/15/16	36,776,706
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	398,856
490,000	4.000	06/01/18	537,500
575,000	5.000	06/01/19	660,957
620,000	5.000	06/01/20	717,892
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA/NR)
30,000,000	5.000	06/01/17	33,000,000
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(a)
7,500,000	0.624	01/03/17	7,535,325

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Utica City School District GO Bonds Refunding Series 2013 (ST AID WITHHLDG) (NR/Baa1)
$1,000,000	2.000%	07/01/15	$ 1,004,500
Yonkers New York GO Bonds Series 2011 A (AGM) (A/A3)
2,000,000	5.000	10/01/15	2,069,820
2,000,000	5.000	10/01/16	2,138,400

			647,377,669

North Carolina – 1.9%
Durham North Carolina Utility System RB Refunding Series 2011 (AAA/Aa1)
300,000	4.000	06/01/16	315,177
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	5,744,805
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
1,500,000	5.000	01/01/16	1,566,765
4,535,000	5.000	01/01/17	4,888,050
3,000,000	5.000	01/01/19	3,389,880
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
1,815,000	3.000	01/01/16	1,860,121
2,000,000	3.000	01/01/18	2,095,060
1,275,000	5.000	01/01/18	1,411,540
2,000,000	3.000	01/01/19	2,103,740
1,000,000	5.000	01/01/19	1,129,960
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	18,568,587
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	29,199,369
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(a)
6,010,000	4.000	03/01/18	6,480,763
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,065,000	4.000	12/01/16	1,125,684
1,375,000	5.000	12/01/18	1,557,861
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	996,377

			82,433,739

Ohio – 0.7%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
1,000,000	4.000	12/01/15	1,032,220
1,425,000	5.000	12/01/16	1,538,059
1,740,000	5.000	12/01/17	1,935,437
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
1,530,000	4.000	06/01/16	1,572,748
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,740,000	5.125	06/01/24	11,573,614
3,415,000	5.375	06/01/24	2,923,104
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	533,195
1,180,000	4.000	12/01/17	1,285,634

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
$200,000	2.000%	01/01/15	$ 200,000
250,000	2.000	01/01/16	251,783
315,000	2.250	01/01/17	317,816
400,000	4.000	01/01/18	421,648
415,000	4.000	01/01/19	441,070
435,000	4.000	01/01/20	461,422
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,180,795
800,000	4.000	10/01/18	870,560
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(a)
3,000,000	2.250	09/15/16	3,045,480
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(f)
2,250,000	0.510	01/01/18	2,249,932

			31,834,517

Oklahoma – 1.2%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
1,520,000	5.000	07/01/17	1,670,100
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,747,712
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
3,765,000	2.000	03/01/16	3,832,883
5,470,000	2.000	03/01/17	5,575,571
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
2,160,000	2.000	01/01/17	2,183,587
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,795,000	2.000	01/01/16	2,839,804
2,445,000	2.000	01/01/17	2,484,242
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
6,750,000	1.000	07/01/15	6,775,582
8,750,000	1.000	07/01/16	8,805,563
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,494,610
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,544,262

			52,953,916

Oregon – 0.2%
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,050,000	2.000	06/15/15	1,058,663
1,120,000	2.000	06/15/16	1,146,062
790,000	2.000	06/15/17	804,971
1,165,000	2.000	06/15/18	1,180,541
1,445,000	3.000	06/15/19	1,514,273

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A1)
$500,000	5.000%	05/01/15	$ 507,560
2,000,000	5.000	05/01/16	2,116,000
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,244,008
1,120,000	3.000	08/01/18	1,197,123

			10,769,201

Pennsylvania – 2.2%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	826,350
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,050,000	4.250	12/15/15	1,074,497
645,000	4.250	12/15/17	684,164
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	300,404
515,000	3.000	08/01/17	526,531
530,000	3.000	08/01/18	540,812
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB-/Baa3)
1,000,000	4.000	10/01/18	1,082,140
1,000,000	4.000	10/01/19	1,086,620
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,055,000	3.000	01/01/16	10,335,233
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,545,000	5.000	07/01/22	10,174,302
7,000,000	5.000	01/01/23	7,320,110
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(a)
1,400,000	1.250	05/01/17	1,400,994
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (A-/NR)(a)
5,250,000	1.750	12/01/15	5,310,427
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/20	18,945,006
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
285,000	3.000	05/01/15	286,351
390,000	3.000	05/01/16	396,685
440,000	3.000	05/01/17	450,925
1,165,000	5.000	05/01/18	1,273,927
1,000,000	5.000	05/01/19	1,113,000
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
625,000	4.000	09/01/15	640,356
600,000	4.000	09/01/16	633,396
500,000	3.000	09/01/17	525,305
550,000	4.000	09/01/17	592,933

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA/NR)
$1,305,000	4.000%	10/01/15	$ 1,338,604
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,031,060
Pennsylvania Turnpike Commission RB Series 2013 A (A+/A1)(f)
7,500,000	0.640	12/01/17	7,543,050
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(f)
7,000,000	0.920	12/01/20	7,015,260
Philadelphia GO Bonds Series 2011 (AGM) (AA/A2)
1,460,000	5.000	08/01/16	1,558,521
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BB+/Ba2)
1,500,000	5.000	07/01/15	1,525,845
1,500,000	5.000	07/01/16	1,573,245
2,000,000	5.000	07/01/17	2,149,860
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA/NR)(a)
5,995,000	1.400	09/01/15	6,036,366

			95,292,279

Puerto Rico – 2.8%
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BB-/B3)
2,645,000	5.000	12/01/15	2,514,363
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB-/Caa1)
2,025,000	5.000	07/01/15	1,964,554
14,595,000	5.000	07/01/17	11,958,997
7,285,000	5.000	07/01/19	5,700,221
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2001 A (NATL-RE-IBC) (AA-/A3)
3,935,000	5.500	07/01/15	3,991,664
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (BB/B2)
1,030,000	5.500	07/01/17	983,351
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (CCC/Caa3)
1,500,000	5.000	07/01/16	821,730
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (CCC/Caa3)(f)
25,850,000	0.858	07/01/31	12,375,946
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(f)
36,100,000	0.691	07/01/29	28,013,600
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (CCC/Caa3)
3,250,000	4.000	07/01/16	1,781,098
Puerto Rico Electric Power Authority RB Series 2008 WW (CCC/Caa3)
8,175,000	5.500	07/01/16	4,477,611
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA/A2)
1,125,000	5.250	08/01/16	1,128,904
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (BB/B2)
2,250,000	5.500	07/01/16	2,062,597

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (AMBAC) (COMWLTH GTD) (BB/B2)(a)
$1,000,000	5.500%	07/01/17	$ 1,011,070
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (COMWLTH GTD) (BB/B2)(a)
10,850,000	5.750	07/01/17	9,370,928
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (BBB-/B1)
5,000,000	5.500	08/01/28	3,962,100
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (BBB-/B1)
8,000,000	5.500	08/01/21	7,189,040
10,000,000	5.500	08/01/22	8,870,600
19,315,000	5.500	08/01/23	16,815,253

			124,993,627

Rhode Island – 0.2%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	681,006
315,000	4.000	01/15/18	341,810
1,545,000	5.000	01/15/19	1,757,391
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
600,000	5.000	09/15/17	658,524
500,000	4.000	09/15/18	541,160
Rhode Island Health and Educational Building Corp. Hospital Financing RB for Care New England Series 2013 A (BBB-/NR)
1,010,000	4.000	09/01/15	1,026,392
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
390,000	2.000	05/15/15	392,176
515,000	3.000	05/15/16	530,131
385,000	3.000	05/15/17	402,899
280,000	4.000	05/15/18	304,855
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/A2)
165,000	6.000	06/01/23	165,941

			6,802,285

South Carolina – 1.3%
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/19	1,588,863
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,895,209
4,440,000	2.000	05/01/17	4,566,318
5,000,000	2.000	05/01/18	5,156,200
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,025,000	3.000	02/01/16	1,055,422
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	2,021,662
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,566,072
5,895,000	5.000	03/01/17	6,419,655

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa2)
$6,000,000	3.600%	02/01/17	$ 6,333,900
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AAA/Aa1)
2,000,000	4.000	03/01/17	2,141,200
Richland County South Carolina School District No. 1 GO Bonds Refunding Series 2014 B (SCSDE) (AA/Aa1)
2,755,000	5.000	03/01/18	3,094,306
2,920,000	5.000	03/01/19	3,356,627
3,165,000	5.000	03/01/20	3,710,551
South Carolina Jobs-Economic Development Authority RB for Waste Management of South Carolina, Inc. Project Series 2001 (AMT) (A-/NR)
2,500,000	1.875	11/01/16	2,542,975
Spartanburg County South Carolina School District No. 1 GO Bonds Refunding Series 2014 D (SCSDE) (AA/Aa1)
1,310,000	5.000	03/01/18	1,469,165
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,217,182

			56,135,307

Tennessee – 0.2%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (AA-/Aa3)
2,500,000	5.250	09/01/17	2,659,000
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	907,702
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	7,119,882

			10,686,584

Texas – 8.6%
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,957,237
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2013 B (BBB/Baa2)(a)
4,000,000	3.000	01/04/16	4,044,160
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,230,202
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,805,283
845,000	4.000	03/01/19	939,471
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA+/Aa1)
3,335,000	5.000	02/15/16	3,509,454
Cypress-Fairbanks Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 2014 C (PSF-GTD) (AAA/Aaa)
5,455,000	4.000	02/15/19	6,046,922
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,321,956

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
$750,000	4.000%	11/01/16	$ 794,520
250,000	4.000	11/01/17	271,817
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
1,750,000	5.000	11/01/18	1,997,503
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
1,145,000	4.000	08/15/15	1,171,793
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,213,320
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(e)
1,930,000	0.000	02/15/17	1,885,089
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,163,576
2,250,000	4.000	08/15/17	2,439,135
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A2)(f)
17,225,000	0.338	07/01/32	16,193,360
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(f)
21,125,000	0.336	07/01/32	19,865,423
Houston Higher Education Finance Corp. RB for Rice University Project Series 2013 A (AAA/Aaa)(f)
52,505,000	0.440	11/16/16	52,634,687
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(a)
16,000,000	0.875	06/01/16	16,048,000
Houston Independent School District Limited Tax GO Bonds Refunding Series 2014 B (PSF-GTD) (AAA/Aaa)
10,000,000	5.000	02/15/18	11,244,000
12,000,000	5.000	02/15/19	13,848,600
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(a)
8,000,000	0.640	08/01/16	8,025,920
Houston Utilities System RB Refunding Series 2012 (AA/NR)(a)
4,500,000	0.590	06/01/15	4,500,765
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(e)
1,000,000	0.000	08/15/15	999,570
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,625,017
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)
7,315,000	1.750	08/01/17	7,468,834
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (A-/NR)(a)
4,000,000	3.750	06/01/15	4,055,480

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for CHF - Collegiate Housing College Station I, LLC - Texas A&M University Project Series 2014 A (AGM) (AA/A2)
$200,000	4.000%	04/01/17	$ 211,860
170,000	4.000	04/01/20	184,001
400,000	4.000	04/01/21	432,272
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (AA-/A2)
4,470,000	6.000	01/01/19	5,060,845
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(a)
16,000,000	1.950	01/01/19	16,227,840
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(d)
5,445,000	5.750	01/01/16	5,740,337
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,413,520
North Texas Tollway Authority System RB Refunding for First Tier Series 2014 A (A-/A2)
2,000,000	5.000	01/01/20	2,314,240
North Texas Tollway Authority System RB Refunding for SIFMA Index First Tier Series 2014 C (A-/A2)(a)
5,000,000	0.710	01/01/20	5,000,000
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(a)
5,880,000	1.200	08/01/17	5,900,815
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AA/Aaa)(a)
8,000,000	1.000	05/31/16	8,053,600
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,755,000	5.000	10/01/15	1,815,337
2,315,000	5.000	10/01/19	2,679,450
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(a)
5,000,000	2.000	12/01/18	5,103,950
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(a)
7,000,000	2.000	12/01/16	7,170,380
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 A (PSF-GTD) (AAA/Aaa)(a)
9,000,000	2.000	08/01/17	9,223,110
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(a)
10,000,000	2.000	08/01/18	10,222,200
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
2,200,000	5.000	12/15/15	2,286,922
3,000,000	5.000	12/15/16	3,236,220
5,000,000	5.000	12/15/17	5,549,050
4,500,000	5.000	12/15/18	5,096,880
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
8,845,000	5.625	12/15/17	9,601,424
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)(d)
7,355,000	5.000	01/01/16	7,703,333

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
$16,725,000	4.000%	07/01/15	$ 17,039,430
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding Series 2012 B (A-/A3)(a)
2,500,000	1.250	02/15/15	2,502,325
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
20,000,000	5.000	04/01/19	23,093,600
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	16,507,969

			378,672,004

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
12,515,000	2.250	10/01/17	12,667,933
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa3)
680,000	4.750	07/01/15	692,805

			13,360,738

Utah – 0.1%
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
610,000	5.000	09/01/15	628,312
750,000	5.000	09/01/16	803,153
500,000	5.000	09/01/17	547,805
500,000	5.000	09/01/18	559,505
500,000	5.000	09/01/19	570,135

			3,108,910

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,273,200
1,420,000	4.000	10/01/16	1,476,857
1,680,000	4.000	10/01/17	1,776,818

			4,526,875

Virginia – 2.5%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(d)
8,765,000	5.625	06/01/15	8,959,232
Virginia College Building Authority Educational Facilities RB for 21st Century College and Equipment Programs Series 2013 A (AA+/Aa1)
13,465,000	5.000	02/01/19	15,421,868
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/19	9,683,761
8,580,000	5.000	05/15/20	10,125,258

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
$20,650,000	5.000%	05/15/19	$ 23,876,976
21,680,000	5.000	05/15/20	25,584,568
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,022,055
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,954,188
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2014 C (AA+/Aa1)
5,325,000	5.000	08/01/18	6,051,916
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A2)(a)
5,000,000	2.375	11/01/15	5,076,950
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A2)(a)
2,000,000	1.875	05/16/19	2,034,940

			111,791,712

Washington – 0.8%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
2,805,000	5.000	12/01/18	3,211,332
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(d)
2,550,000	5.000	06/01/16	2,713,175
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/19	3,482,604
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	28,169,041

			37,576,152

West Virginia – 0.4%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(d)(e)
10,125,000	0.000	12/01/16	10,004,513
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (BBB/Baa1)(a)
3,000,000	1.625	10/01/18	3,018,570
Monongalia County Board of Education Public School RB Refunding Bonds Series 2012 (AA/NR)
1,520,000	5.000	05/01/18	1,699,998
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	538,545
1,445,000	5.000	05/01/18	1,583,026
1,565,000	5.000	05/01/19	1,742,518

			18,587,170

Wisconsin – 0.3%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(e)
1,500,000	0.000	09/01/15	1,494,825

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Madison City Promissory Notes GO Bonds Series 2011 A (NR/Aaa)
$5,500,000	5.000%	10/01/16	$ 5,928,230
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa3)
4,050,000	5.000	02/01/16	4,252,622

			11,675,677

TOTAL INVESTMENTS – 95.9%			$4,237,408,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%			182,971,308

NET ASSETS – 100.0%			$4,420,379,714

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $33,598,514, which represents approximately 0.8% of net assets as of December 31, 2014.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(g)	When-issued security.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	0.810%	$(5)	$91,833
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	0.810	(407,809)	591,465

TOTAL						$(407,814)	$683,298

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,219,025,047

Gross unrealized gain	56,140,830
Gross unrealized loss	(37,757,471)

Net unrealized security gain	$18,383,359

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2014:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$489,051,392	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$118,293	$—
Interest Rate Swap Contracts	—	9,072	—
Total	$—	$127,365	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(256,150)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,142,610,746	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$2,656,125	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(63,491)	$—
Interest Rate Swap Contracts	—	(841,107)	—
Total	$—	$(904,598)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,237,408,406	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$683,298	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified, meaning that [it is/they are] permitted to invest a larger percentage of [its/their] assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2015

*	Print the name and title of each signing officer under his or her signature.